UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	4/30/2015

Item 1 –	Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial Companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

Supplement dated March 9, 2015 to the

Currently Effective Prospectus

In an effort to further enhance the trading capabilities of the Prudential Global Total Return Fund, Inc. (the “Fund”), the Board of Directors has approved the addition of Pramerica Investment Management Limited (“PIML”), an indirect, wholly-owned subsidiary of Prudential Investment Management, Inc. (“PIM”), as a sub-subadviser to the Fund. PIM will continue to serve as the Fund’s subadviser with PIML providing investment advisory services with respect to securities in certain foreign markets.

To reflect this change, the Prospectus is revised as follows, effective on March 9, 2015:

I.	In the section of the Prospectus entitled Fund Summary—Management of the Fund, the following footnote is hereby added beneath the chart:

Pramerica Investment Management Limited (PIML), an indirect wholly-owned subsidiary of Prudential Investment Management, Inc., serves as a sub-subadviser to the Fund.

II.	In the section of the Prospectus entitled How the Fund is Managed—Investment Subadviser, the following is hereby added:

Pramerica Investment Management Limited (PIML), an indirect wholly-owned subsidiary of PIM, serves as a sub-subadviser to the Fund pursuant to a sub-subadvisory agreement with PIM. PIML is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PIML provides investment advisory services with respect to securities in certain foreign markets. As of October 2014, PIML managed approximately $18.4 billion in assets.

LR731

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–1.43%	–1.51%	29.83%	63.48%	—
Class B	–1.78	–2.23	25.14	51.71	—
Class C	–1.65	–2.24	25.71	54.52	—
Class Q	–1.43	–1.32	N/A	N/A	11.14% (2/3/12)
Class Z	–1.17	–1.26	31.55	67.68	—
Barclays Global Aggregate Bond Index	–1.92	–3.73	13.25	42.25	—
Lipper Global Income Funds Average	–0.63	–0.49	18.68	49.97	—
Lipper Custom Global Income Funds Average*	–1.61	–2.22	15.72	44.08	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–5.39%	4.30%	4.52%	—
Class B		–6.56	4.31	4.21	—
Class C		–2.62	4.57	4.40	—
Class Q		0.26	N/A	N/A	3.10% (2/3/12)
Class Z		–0.69	5.51	5.27	—
Barclays Global Aggregate Bond Index		–3.66	2.31	3.61	—
Lipper Global Income Funds Average		–0.04	3.50	4.18	—
Lipper Custom Global Income Funds Average*		–1.99	2.88	3.75	—

*The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Euro dollar and Euro-Yen corporate bonds, Canadian government, and agency and corporate securities. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 is –0.36%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is –0.45%.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 is 6.24%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 1.75%.

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

Lipper Custom Global Income Funds Average

The Lipper Custom Global Income Funds Average (Lipper Custom Average) consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The cumulative total return for the Lipper Custom Average measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 is 3.58%. The average annual total return for the MSCI World ND Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 0.86%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/2017	1.8%
Spain Government Bond, Sr. Unsec’d. Notes, 5.850%, 01/31/2022	1.4
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A, 2.075%, 04/20/2026	1.3
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, Regs, 4.625%, 02/03/2020	1.3
Italy Buoni Poliennali del Tesoro, Bonds, 6.500%, 11/01/2027	1.0

Holdings reflect only long-term investments and are subject to change.

Distributions and Yields as of 4/30/15
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.12	2.44%	2.31%
Class B	0.10	1.81	1.67
Class C	0.10	1.81	1.67
Class Q	0.13	2.77	2.77
Class Z	0.13	2.79	2.65

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Global Total Return Fund, Inc.	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$985.70	1.06%	$5.22
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

Class B	Actual	$1,000.00	$982.20	1.81%	$8.90
	Hypothetical	$1,000.00	$1,015.82	1.81%	$9.05

Class C	Actual	$1,000.00	$983.50	1.81%	$8.90
	Hypothetical	$1,000.00	$1,015.82	1.81%	$9.05

Class Q	Actual	$1,000.00	$985.70	0.80%	$3.94
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Class Z	Actual	$1,000.00	$988.30	0.81%	$3.99
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.23%	1.06%
B	1.94	1.81
C	1.94	1.81
Q	0.80	0.80
Z	0.94	0.81

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 96.3%

FOREIGN BONDS 52.9%

Australia 0.1%
Australia Government Bond, Sr. Unsec’d. Notes	4.750%	06/15/16	AUD	200	$163,123
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000	08/20/24	AUD	200	185,069

					348,192

Austria
Austria Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.375	12/01/34	CAD	100	106,274

Belgium 1.3%
Kingdom of Belgium, Bonds, RegS	9.375	02/21/20	GBP	188	387,214
Notes, MTN	5.000	04/24/18	GBP	2,000	3,389,565
Notes, MTN	5.700	05/28/32	GBP	150	315,602
Notes, RegS	8.875	12/01/24		500	752,050

					4,844,431

Brazil 1.5%
Brazil Notas do Tesouro Nacional B, Series NTNB, Notes	6.000	08/15/50	BRL	424	368,422
Brazil Notas do Tesouro Nacional F, Series NTNF, Notes	10.000	01/01/21	BRL	750	221,675
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	300	346,119
Sr. Unsec’d. Notes	4.875	01/22/21		500	534,250
Unsec’d. Notes	11.000	06/26/17	EUR	2,744	3,720,836
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(a)(b)	7.250	06/01/21		190	200,450
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22		200	219,800
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A (original cost $220,424; purchased 03/27/12)(a)(b)(c)	5.875	09/25/22		217	112,927

					5,724,479

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Bulgaria 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	500	$602,129

Canada 0.7%
Agrium, Inc., Sr. Unsec’d. Notes	6.125	01/15/41		25	30,024
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	44,572
Gtd. Notes	5.750	05/01/43		35	35,461
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950	10/15/39		50	49,738
Canadian Government Bond, Bonds(d)	1.750	09/01/19	CAD	700	601,031
Bonds(d)(e)	4.000	06/01/41	CAD	650	728,479
Unsec’d. Notes(e)	2.750	06/01/22	CAD	200	182,118
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500	05/15/18		77	87,462
Province of Alberta Canada, Unsec’d. Notes	3.400	12/01/23	CAD	200	182,984
Province of British Columbia, Notes	3.300	12/18/23	CAD	200	181,988
Unsec’d. Notes	3.200	06/18/44	CAD	200	174,569
Unsec’d. Notes	7.875	11/30/23	CAD	117	138,726
TransAlta Corp., Sr. Unsec’d. Notes	6.650	05/15/18		200	223,351

					2,660,503

Cayman Islands 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950	11/24/19		500	571,250

Chile
Chile Government International Bond, Sr. Unsec’d. Notes	1.625	01/30/25	EUR	100	117,843

China 0.7%
China Government Bond, Sr. Unsec’d. Notes	1.800	12/01/15	CNH	1,000	159,252
Sr. Unsec’d. Notes, RegS	1.850	06/29/15	CNH	12,000	1,928,151
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500	04/28/20		500	496,113

					2,583,516

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Colombia 0.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	$1,027,500
Sr. Unsec’d. Notes	8.700	02/15/16		88	93,720
Sr. Unsec’d. Notes	11.750	02/25/20		715	987,773
Sr. Unsec’d. Notes	12.000	10/22/15	COP	1,000,000	432,863
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375	01/26/19		200	156,540

					2,698,396

Costa Rica 0.1%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375	04/30/25		500	465,000

Cyprus 1.7%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.750	11/01/15	EUR	1,431	1,604,390
Sr. Unsec’d. Notes, MTN, RegS	4.625	02/03/20	EUR	4,097	4,837,237

					6,441,627

Czech Republic 0.1%
Czech Republic International, Sr. Unsec’d. Notes, MTN, RegS	3.625	04/14/21	EUR	284	379,798

Denmark 0.1%
Denmark Government Bond, Bonds	1.750	11/15/25	DKK	520	88,658
Bonds	4.500	11/15/39	DKK	500	134,765

					223,423

Finland 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		340	463,407
Sr. Unsec’d. Notes, MTN	2.250	01/18/17	SEK	5,000	615,047

					1,078,454

France 0.4%
Credit Agricole Assurances SA, Sub. Notes, RegS	4.250(f)	01/29/49	EUR	1,000	1,183,204
France Government Bond OAT, Bonds(d)	1.750	11/25/24	EUR	300	373,301

					1,556,505

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Germany 1.2%
Deutsche Annington Finance BV, Gtd. Notes, RegS	4.625%(f)	04/08/74	EUR	1,000	$1,193,847
Fresenius Medical Care U.S. Finance II, Inc., Gtd. Notes, 144A	4.125	10/15/20		325	330,687
KFW, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	182,662
RWE AG, Jr. Sub. Notes, RegS	4.625(f)	09/28/49	EUR	200	227,153
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	275	339,755
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	500	595,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	405	488,952
Volkswagen International Finance NV, Gtd. Notes, RegS	3.750(f)	12/31/49	EUR	1,000	1,208,693

					4,567,562

Greece 0.8%
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.250	02/01/16	JPY	340,900	1,870,096
Sr. Unsec’d. Notes(b)	5.250	02/01/16	JPY	6,500	36,474
Sr. Unsec’d. Notes	5.800	07/14/15	JPY	150,000	741,206
Sr. Unsec’d. Notes, MTN	3.800	08/08/17	JPY	54,000	289,886

					2,937,662

Hungary 2.1%
Hungary Government Bond, Bonds	5.500	12/20/18	HUF	100,000	408,494
Hungary Government International Bond, Sr. Unsec’d. Notes	2.110	10/26/17	JPY	100,000	837,844
Sr. Unsec’d. Notes	4.000	03/25/19		332	346,525
Sr. Unsec’d. Notes	5.375	02/21/23		450	503,537
Sr. Unsec’d. Notes, MTN	4.000	05/20/16	CHF	600	668,718
Sr. Unsec’d. Notes, RegS	4.375	07/04/17	EUR	1,000	1,202,944
Sr. Unsec’d. Notes, RegS	5.000	03/30/16	GBP	200	316,148
Sr. Unsec’d. Notes, RegS	5.750	06/11/18	EUR	500	640,839
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	2,500	3,295,287

					8,220,336

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Iceland 0.5%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875%	06/16/16		1,500	$1,557,070
Unsec’d. Notes, RegS	5.875	05/11/22		225	260,705

					1,817,775

India 0.5%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125	03/11/23		200	216,607
Export-Import Bank of India, Sr. Unsec’d. Notes, MTN, RegS	5.760	04/05/18	AUD	1,000	830,404
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500	11/30/15	EUR	700	802,384

					1,849,395

Indonesia 1.7%
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500	07/08/15		400	217,600
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	2.875	07/08/21	EUR	900	1,061,094
Sr. Unsec’d. Notes, MTN, 144A	4.125	01/15/25		335	341,281
Sr. Unsec’d. Notes, MTN, RegS	2.875	07/08/21	EUR	546	643,731
Majapahit Holding BV, Gtd. Notes, RegS	7.750	01/20/20		800	939,136
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300	05/20/23		500	496,250
Perusahaan Penerbit SBSN Indonesia II, Sr. Unsec’d. Notes, RegS	4.000	11/21/18		2,200	2,312,750
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	4.350	09/10/24		300	308,106
Sr. Unsec’d. Notes, 144A	6.125	03/15/19		375	422,858

					6,742,806

Ireland 1.4%
CRH America, Inc., Gtd. Notes	8.125	07/15/18		110	130,607
Ireland Government Bond, Bonds, RegS	2.400	05/15/30	EUR	1,200	1,564,283
Unsec’d. Notes, RegS	3.400	03/18/24	EUR	2,690	3,693,364

					5,388,254

Israel 0.3%
Israel Government International Bond, Sr. Unsec’d. Notes, MTN	3.750	10/12/15	EUR	1,000	1,137,897

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Italy 6.0%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, MTN, RegS	4.750%	06/18/19	EUR	500	$648,961
Italy Buoni Poliennali del Tesoro,
Bonds	2.500	12/01/24	EUR	100	122,590
Bonds	3.750	09/01/24	EUR	900	1,211,121
Bonds	4.500	05/01/23	EUR	2,700	3,787,194
Bonds	4.750	05/01/17	EUR	5,520	6,762,057
Bonds	5.500	11/01/22	EUR	700	1,028,747
Bonds	6.500	11/01/27	EUR	2,295	3,939,373
Bonds, RegS	4.750	09/01/44	EUR	500	828,799
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.200	07/31/34	EUR	250	392,671
Sr. Unsec’d. Notes, MTN, RegS	5.250	12/07/34	GBP	232	415,995
Sr. Unsec’d. Notes, MTN, RegS	5.750	07/25/16	EUR	201	240,891
Sr. Unsec’d. Notes, MTN, RegS	6.000	08/04/28	GBP	407	774,323
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	129,000	1,127,172
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	95,000	827,620
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	144,000	1,209,993

					23,317,507

Japan 0.9%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, MTN	5.750	08/09/19	GBP	400	715,901
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.400	09/20/34	JPY	145,000	1,285,674
Sr. Unsec’d. Notes	1.500	06/20/34	JPY	50,000	451,592
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346(f)	07/29/49		120	126,000
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000	09/13/16		800	807,732

					3,386,899

Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A	3.875	10/14/24		925	894,938

Latvia 0.8%
Republic of Latvia, Sr. Unsec’d. Notes, 144A	5.250	06/16/21		500	576,250
Sr. Unsec’d. Notes, RegS	2.750	01/12/20		400	406,676
Sr. Unsec’d. Notes, RegS	5.250	02/22/17		1,000	1,071,514

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Latvia (cont’d.)
Sr. Unsec’d. Notes, RegS	5.250%	06/16/21		500	$576,250
Unsec’d. Notes, 144A	2.625	01/21/21	EUR	500	634,832

					3,265,522

Lithuania 0.5%
Lithuania Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.375	01/22/24	EUR	500	694,764
Sr. Unsec’d. Notes, RegS	6.125	03/09/21		700	827,750
Sr. Unsec’d. Notes, RegS	6.625	02/01/22		200	246,452
Sr. Unsec’d. Notes, RegS	7.375	02/11/20		245	297,430

					2,066,396

Macedonia 0.1%
Former Yugoslav Republic of Macedonia, Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	569,847

Malaysia 0.5%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928	06/04/15		825	826,980
Wakala Global Sukuk Bhd, Sr. Unsec’d. Notes, RegS	4.646	07/06/21		1,100	1,218,360

					2,045,340

Mexico 3.6%
CEMEX Espana SA, Sr. Sec’d. Notes, 144A	9.875	04/30/19		1,000	1,104,380
Mexican Bonos, Bonds	8.500	12/13/18	MXN	7,000	509,310
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750	04/22/23	EUR	2,075	2,529,124
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	450	504,778
Sr. Unsec’d. Notes, MTN	1.625	03/06/24	EUR	400	445,772
Sr. Unsec’d. Notes, MTN	2.375	04/09/21	EUR	100	118,608
Sr. Unsec’d. Notes, MTN	3.000	03/06/45	EUR	500	568,443
Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	2,984	3,620,310
Sr. Unsec’d. Notes, MTN	5.500	02/17/20	EUR	100	135,865
Sr. Unsec’d. Notes, MTN	5.625	01/15/17		526	564,661
Sr. Unsec’d. Notes, MTN	5.625	03/19/2114	GBP	200	319,995
Sr. Unsec’d. Notes, MTN	6.750	02/06/24	GBP	840	1,685,024
Sr. Unsec’d. Notes, MTN	11.000	05/08/17	ITL	250,000	173,971

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Mexico (cont’d.)
Petroleos Mexicanos, Gtd. Notes, 144A	4.250%	01/15/25		200	$201,200
Gtd. Notes, MTN	8.250	06/02/22	GBP	206	406,756
Gtd. Notes, MTN, 144A	3.500	07/23/20		500	511,250
Gtd. Notes, RegS	3.125	11/27/20	EUR	500	601,920

					14,001,367

Netherlands 0.5%
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes	0.500	05/12/21	ZAR	10,000	517,029
Sr. Unsec’d. Notes, 144A	2.125	10/01/19	CAD	100	85,225
Sr. Unsec’d. Notes, MTN	0.500	06/22/21	ZAR	6,000	307,292
Sr. Unsec’d. Notes, MTN	5.500	05/23/22	AUD	338	306,138
Sr. Unsec’d. Notes, MTN, RegS	0.500	06/07/22	ZAR	5,000	216,650
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625	07/01/20		475	493,881

					1,926,215

New Zealand 0.1%
New Zealand Local Government Funding Agency, Unsec’d. Notes	6.000	05/15/21	NZD	500	425,522

Norway 0.2%
City of Oslo Norway, Sr. Unsec’d. Notes	3.650	11/08/23	NOK	2,000	292,678
Norway Government Bond, Bonds	4.250	05/19/17	NOK	2,000	283,783

					576,461

Panama 1.3%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000	09/22/24		400	414,000
Sr. Unsec’d. Notes	5.200	01/30/20		800	894,000
Sr. Unsec’d. Notes	6.700	01/26/36		1,700	2,197,250
Sr. Unsec’d. Notes	8.125	04/28/34		138	191,475
Sr. Unsec’d. Notes	9.375	01/16/23		622	864,580
Sr. Unsec’d. Notes	10.750	05/15/20		275	371,250

					4,932,555

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Peru 1.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.427%(g)	05/31/18		2,275	$2,180,651
Pass-Through Certificates, RegS	2.934(g)	05/31/25		1,000	756,000
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350	07/21/25		500	676,250
Unsec’d. Notes, 144A	5.700	08/12/24	PEN	2,600	816,213

					4,429,114

Philippines 1.7%
Philippine Government International Bond, Sr. Unsec’d. Notes	3.900	11/26/22	PHP	60,000	1,362,228
Sr. Unsec’d. Notes	4.950	01/15/21	PHP	30,000	721,704
Sr. Unsec’d. Notes	6.250	03/15/16	EUR	3,081	3,624,523
Sr. Unsec’d. Notes	6.250	01/14/36	PHP	25,000	657,703

					6,366,158

Poland 1.1%
Poland Government Bond, Bonds	3.250	07/25/19	PLN	1,000	290,095
Poland Government International Bond, Sr. Unsec’d. Notes, MTN	3.625	02/01/16	EUR	500	576,046
Sr. Unsec’d. Notes, MTN, RegS	2.625	05/12/15	CHF	3,000	3,217,536

					4,083,677

Portugal 2.1%
Portugal Government International Bond, Unsec’d. Notes, 144A	5.125	10/15/24		2,200	2,376,990
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	3.850	04/15/21	EUR	500	645,022
Sr. Unsec’d. Notes, RegS	4.750	06/14/19	EUR	2,410	3,149,612
Sr. Unsec’d. Notes, RegS	5.650	02/15/24	EUR	200	292,386
Unsec’d. Notes, RegS	3.875	02/15/30	EUR	1,300	1,701,081

					8,165,091

Romania 0.6%
Romania Government Bond, Bonds	5.850	04/26/23	RON	1,880	566,351
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500	06/18/18	EUR	1,000	1,322,157

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Romania (cont’d.)
Sr. Unsec’d. Notes, RegS	6.750%	02/07/22		500	$601,250

					2,489,758

Russia 0.4%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.625	09/16/20	EUR	200	219,461
Sr. Unsec’d. Notes, RegS	7.500	03/31/30		1,063	1,242,838

					1,462,299

Serbia 0.2%
Republic of Serbia, Bonds, 144A	4.875	02/25/20		750	768,750

Singapore 0.2%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	402,553
Temasek Financial I Ltd., Gtd. Notes, MTN	3.265	02/19/20	SGD	500	396,464

					799,017

Slovak Republic 0.6%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375	05/21/22		2,200	2,473,020

Slovenia 2.2%
Slovenia Government Bond, Sr. Unsec’d. Notes, RegS	4.375	02/06/19	EUR	300	386,605
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.125	02/18/19		300	317,722
Sr. Unsec’d. Notes, 144A	4.750	05/10/18		1,500	1,611,900
Sr. Unsec’d. Notes, 144A	5.850	05/10/23		1,500	1,776,960
Sr. Unsec’d. Notes, RegS	5.250	02/18/24		200	229,480
Sr. Unsec’d. Notes, RegS	5.500	10/26/22		1,700	1,961,698
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		1,715	2,031,658

					8,316,023

South Africa 1.3%
South Africa Government Bond, Bonds	7.000	02/28/31	ZAR	1,800	132,501
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750	07/24/26	EUR	1,000	1,212,679
Sr. Unsec’d. Notes, MTN	4.500	04/05/16	EUR	2,202	2,562,518

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

South Africa (cont’d.)
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%	06/24/20		1,000	$1,022,500

					4,930,198

South Korea 0.6%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	0.500	01/25/17	TRY	100	31,237
Sr. Unsec’d. Notes, MTN	5.375	09/12/19	AUD	1,000	844,155
Sr. Unsec’d. Notes, MTN	6.350	03/28/17	MXN	900	59,848
Sr. Unsec’d. Notes, MTN, RegS	3.990	09/13/16	MXN	6,180	397,781
Republic of Korea, Sr. Unsec’d. Notes	3.625	11/02/15	EUR	880	1,004,561
Sr. Unsec’d. Notes, RegS	2.125	06/10/24	EUR	100	120,847

					2,458,429

Spain 5.4%
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	4.110	06/23/16	EUR	100	117,078
Sr. Unsec’d. Notes	5.500	02/14/17	EUR	176	215,608
Sr. Unsec’d. Notes	6.213	06/21/16	EUR	68	81,407
Sr. Unsec’d. Notes	7.062(f)	10/30/16	EUR	550	682,005
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	3.250	06/28/24	CHF	300	385,313
Gov’t. Gtd. Notes, MTN	4.530	03/17/16	CAD	1,660	1,402,573
Gov’t. Gtd. Notes, MTN	5.000	03/31/20	CAD	1,000	895,143
Spain Government Bond, Bonds	2.750	04/30/19	EUR	700	857,155
Bonds, RegS	5.150	10/31/44	EUR	1,000	1,752,310
Sr. Unsec’d. Notes	5.850	01/31/22	EUR	3,705	5,465,498
Sr. Unsec’d. Notes, RegS	4.800	01/31/24	EUR	1,500	2,161,550
Unsec’d. Notes, RegS	1.600	04/30/25	EUR	300	340,663
Spain Government International Bond, Sr. Unsec’d. Notes, MTN	5.250	04/06/29	GBP	936	1,667,502
Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		3,660	3,900,411
Sr. Unsec’d. Notes, MTN, RegS	4.000	03/06/18		1,000	1,065,686

					20,989,902

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Supranational Bank 1.3%
African Development Bank, Sr. Unsec’d. Notes	0.500%	09/21/21	NZD	1,500	$883,830
Sr. Unsec’d. Notes, MTN	0.500	09/29/20	AUD	445	306,416
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500	06/21/23	AUD	800	496,954
Sr. Unsec’d. Notes, MTN	0.500	08/10/23	AUD	720	445,103
Sr. Unsec’d. Notes, MTN	0.500	10/26/23	AUD	1,840	1,103,572
Sr. Unsec’d. Notes, MTN, RegS	0.500	07/21/23	AUD	800	495,493
Sr. Unsec’d. Notes, MTN, RegS	4.600	01/30/37	CAD	150	149,047
Inter-American Development Bank, Sr. Unsec’d. Notes, MTN	0.500	05/23/23	CAD	744	531,916
Sr. Unsec’d. Notes, MTN, RegS	0.500	10/30/20	ZAR	2,250	126,855
Sr. Unsec’d. Notes, MTN, RegS	0.500	11/30/20	ZAR	1,840	103,128
International Finance Corp., Sr. Unsec’d. Notes, MTN	7.250	01/18/17	ZAR	5,000	415,215

					5,057,529

Sweden 0.1%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	173,768
Sweden Government Bond, Bonds(e)	2.500	05/12/25	SEK	2,200	316,615

					490,383

Turkey 0.6%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375	11/04/16		200	207,556
Turkey Government Bond, Bonds	8.500	07/10/19	TRY	1,000	362,568
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500	02/16/17	EUR	1,148	1,389,900
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	317,213

					2,277,237

United Kingdom 2.0%
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100	04/05/21		85	96,519
Sub. Notes	6.500	09/15/37		125	157,119
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	6.750	07/15/24	GBP	393	508,782
Lloyds Bank PLC, Gtd. Notes	6.375	01/21/21		500	601,091

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC, Gtd. Notes	6.125%	01/11/21		325	$384,723
Sr. Unsec’d. Notes, MTN	6.400	10/21/19		150	172,886
United Kingdom Gilt, Bonds, RegS(e)	2.750	09/07/24	GBP	1,180	1,948,403
Bonds, RegS(e)	4.250	03/07/36	GBP	1,030	2,048,460
Unsec’d. Notes, RegS(e)	3.250	01/22/44	GBP	645	1,131,601
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	450	725,545

					7,775,129

Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875	01/19/16	EUR	103	120,858
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	119	160,335

					281,193

TOTAL FOREIGN BONDS (cost $212,138,961)					204,084,983

ASSET-BACKED SECURITIES 20.9%

Collateralized Debt Obligations 0.5%
GEM Ligos III Ltd., Series 2006-3A, Class A2, 144A	0.944(f)	03/23/21		1,512	1,506,236
GEMC Ltd., Series 2005-8A, Class A3, 144A	1.150(f)	06/23/17		267	267,258

					1,773,494

Collateralized Loan Obligations 8.0%
AIMCO CLO, Series 2014-AA, Class B1, 144A	1.815(f)	07/20/26		3,000	2,989,800
ALM Ltd., Series 2014-11A, Class A2A, 144A	2.274(f)	10/17/26		2,000	1,998,890
Series 2014-14A, Class A2, 144A	2.379(f)	07/28/26		1,000	1,002,155
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 144A	2.026(f)	07/13/25		1,000	963,083
Series 2014-3A, Class A2A, 144A	2.529(f)	04/28/26		250	251,909
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class B, 144A	2.675(f)	10/15/26		1,000	1,004,779
Battalion CLO Ltd., Series 2014-5A, Class A2A, 144A	2.425(f)	04/17/26		500	498,695

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd., Series 2013-1A, Class B1, 144A	2.024%(f)	04/17/25		3,000	$2,912,770
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.075(f)	04/20/26		5,000	4,847,029
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.526(f)	07/22/20		235	233,870
KVK CLO Ltd., Series 2014-1A, Class A1, 144A	1.847(f)	05/15/26		250	250,189
Series 2014-1A, Class B, 144A	2.507(f)	05/15/26		250	249,945
Series 2014-3A, Class B, 144A	2.375(f)	10/15/26		1,000	985,039
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.250(f)	01/31/22	EUR	21	24,001
Magnetite VI Ltd., Series 2012-6A, Class B, 144A	3.021(f)	09/15/23		2,000	2,020,333
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class BR, 144A	2.377(f)	07/25/23		2,000	1,986,481
NZCG Funding Ltd., Series 2015-2A, Class A2, 144A	2.621(f)	04/27/27		1,000	990,900
Regatta IV Funding Ltd., Series 2014-1A, Class B, 144A	2.287(f)	07/25/26		1,000	993,701
Rosedale CLO Ltd., Series I-A, Class B, 144A	0.748(f)	07/24/21		500	494,610
RYE Harbour CLO Ltd., Series 2015-1A, Class B2, 144A	2.630	10/21/28	EUR	2,000	2,245,702
Shackleton CLO Ltd., Series 2013-3A, Class B2, 144A	3.440	04/15/25		250	243,000
Series 2014-6A, Class B1, 144A	2.424(f)	07/17/26		2,000	1,993,780
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.907(f)	08/17/22		250	251,844
THL Credit Wind River CLO Ltd., Series 2014-1A, Class B2, 144A	4.730	04/18/26		1,300	1,321,954

					30,754,459

Non-Residential Mortgage-Backed Security 0.1%
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160	11/15/24		600	605,603

Residential Mortgage-Backed Securities 12.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.081(f)	09/25/33		597	559,384

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2005-HE2, Class M4	1.141%(f)	04/25/35		1,000	$959,065
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.081(f)	06/25/34		347	343,767
Aire Valley Mortgages PLC, Series 2005-1X, Class 2A2, RegS	0.385(f)	09/20/66	EUR	1,242	1,369,581
Series 2006-1A, Class 1A, 144A	0.490(f)	09/20/66		2,802	2,714,713
Series 2006-1X, Class 1B2, RegS	0.425(f)	09/20/66	EUR	1,000	1,059,383
Series 2007-1A, Class 2A1, 144A	0.510(f)	09/20/66		835	807,779
Series 2007-1X, Class 2A2, RegS	0.285(f)	09/20/66	EUR	991	1,086,660
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.031(f)	08/25/32		571	535,927
Series 2004-R8, Class M1	1.141(f)	09/25/34		400	399,020
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.006(f)	05/25/34		165	157,064
Series 2005-W2, Class A2C	0.541(f)	10/25/35		1,452	1,370,560
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.232(f)	01/15/34		1,103	1,060,724
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	1.903(f)	09/26/45		930	917,076
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.081(f)	03/25/34		276	262,492
Series 2004-HE3, Class M2	1.906(f)	04/25/34		247	225,242
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.981(f)	05/25/34		391	382,770
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775	09/25/36		451	474,185
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.681(f)	03/25/33		181	177,787
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.006(f)	08/25/34		982	908,089
Fremont Home Loan Trust, Series 2004-1, Class M1	0.856(f)	02/25/34		421	383,757
Series 2004-B, Class M1	1.051(f)	05/25/34		910	844,758
Granite Master Issuer PLC, Series 2005-4, Class B4, RegS	0.328(f)	12/20/54	EUR	250	278,186

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2006-2, Class B3, RegS	0.248%(f)	12/20/54	EUR	1,100	$1,219,821
Series 2007-1, Class 5A1, RegS	0.725(f)	12/20/54	GBP	952	1,454,580
Series 2007-1, Class 6A1, RegS	0.695(f)	12/20/54	GBP	183	279,167
Series 2007-2, Class 3B2, RegS	0.291(f)	12/17/54	EUR	2,000	2,221,000
Granite Mortgages PLC, Series 2003-3, Class 2M, RegS	1.402(f)	01/20/44	EUR	484	543,538
Series 2004-1, Class 2M, RegS	1.165(f)	03/20/44	EUR	1,000	1,122,963
Series 2004-3, Class 3B, RegS	1.266(f)	09/20/44	GBP	1,000	1,529,771
GSAMP Trust, Series 2004-FM1, Class M1	1.156(f)	11/25/33		165	159,935
Series 2005-HE5, Class M1	0.601(f)	11/25/35		1,000	955,813
Home Equity Asset Trust, Series 2004-3, Class M1	1.036(f)	08/25/34		592	562,979
Series 2005-9, Class 2A4	0.521(f)	04/25/36		813	797,115
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.481(f)	07/20/36		385	380,402
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.036(f)	07/25/34		409	394,383
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.279(f)	09/01/21		1,427	1,432,670
Series 2014-2 Class A, 144A	2.179(f)	12/01/21		944	930,721
Series 2015-1, Class A, 144A	2.179(f)	01/01/20		1,968	1,957,079
Series 2015-2, Class A, 144A	2.179(f)	01/01/20		1,471	1,454,922
Series 2015-5, Class A1, 144A	2.181(f)	04/01/20		1,200	1,184,280
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.881(f)	09/25/34		375	350,403
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.381(f)	08/25/35		189	180,975
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.231(f)	09/25/33		263	249,294
Series 2004-NC1, Class M1	1.231(f)	12/27/33		302	291,385
Series 2004-OP1, Class M1	1.051(f)	11/25/34		437	398,056
Series 2004-WMC1, Class M1	1.111(f)	06/25/34		522	504,814
Series 2004-WMC2, Class M1	1.096(f)	07/25/34		191	181,761
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.161(f)	02/25/33		360	316,608

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.306%(f)	10/25/33		325	$312,095
Series 2005-C, Class A2C	0.431(f)	12/25/35		577	564,525
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.841(f)	11/25/33		242	227,573
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.768	09/25/34		146	139,118
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	1.606(f)	04/25/33		1,623	1,602,482
Series 2004-2, Class A4	0.886(f)	03/25/34		957	885,464
Series 2004-8, Class A8	1.181(f)	09/25/34		376	371,748
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.611(f)	05/25/35		530	512,954
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375	08/27/57		973	973,669
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625	10/25/57		985	986,916
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375	02/25/55		972	971,812
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250	02/25/55		1,400	1,398,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500	05/25/37		331	341,297

					47,620,593

TOTAL ASSET-BACKED SECURITIES (cost $80,238,957)					80,754,149

BANK LOANS(f) 0.5%

Consumer 0.1%
OGF SA (France), Private Placement	4.000	10/30/20	EUR	240	272,749

Financials 0.1%
Scandlines GmbH (Germany)	4.500	11/04/20	EUR	314	355,601

Gaming
CCM Merger, Inc.	4.500	08/06/21		118	119,049

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(f) (Continued)

Healthcare & Pharmaceutical 0.1%
Alere, Inc.	3.184%	06/30/16	72	$72,048
Grifols SA	3.269	02/26/21	173	173,683
RPI Finance Trust	3.250	11/09/18	146	145,737

				391,468

Technology 0.2%
Avago Technologies Finance Pte. Ltd. (Singapore)	3.750	05/06/21	259	260,145
First Data Corp.	3.775	09/24/18	300	300,469
TransUnion LLC/TransUnion Financing Corp.	4.000	04/09/21	248	248,531

				809,145

TOTAL BANK LOANS (cost $2,046,205)				1,948,012

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.491(f)	05/10/47	27,500	954,580
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530	08/10/47	1,000	1,050,659
Series 2014-UBS4, Class XB, IO, 144A	0.284(f)	08/10/47	50,000	950,650
Series 2015-3BP, Class A, 144A	3.178	02/10/35	1,800	1,829,315
Credit Suisse Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686(f)	04/15/27	32,000	515,331
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.184(f)	01/25/20	20,522	826,538
Series K007, Class X1, IO	1.345(f)	04/25/20	31,538	1,376,585
Series K008, Class X1, IO	1.807(f)	06/25/20	13,997	898,436
Series K019, Class X1, IO	1.868(f)	03/25/22	10,644	1,019,218
Series K025, Class X1, IO	1.023(f)	10/25/22	20,460	1,108,650
Series Q001, Class XA, IO	2.382(f)	02/25/32	7,033	1,402,969
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ	5.065(f)	07/10/45	1,600	1,611,632
GS Mortgage Securities Trust, Series 2013-GC14, Class XA, IO	1.055(f)	08/10/46	39,386	1,838,411
Series 2014-GC20, Class XB, IO	0.500(f)	04/10/47	30,000	1,030,980
Series 2014-GC22, Class XB, IO	0.410(f)	06/10/47	35,000	945,084
Series 2014-GC24, Class XB, IO	0.021(f)	09/10/47	83,262	136,966
Series 2014-GC26, Class XB, IO	0.296(f)	11/10/47	56,483	1,659,866

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842%(f)	07/15/42	1,000	$1,002,484
Series 2005-LDP3, Class AJ	5.168(f)	08/15/42	1,000	1,008,094
Series 2014-FL5, Class XCP, IO, 144A	0.698(f)	05/15/16	247,850	580,068
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.900(f)	05/10/63	6,265	463,436
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ	5.290(f)	07/15/42	1,000	1,008,703
Series 2007-C32, Class A1A	5.903(f)	06/15/49	1,805	1,915,468

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $25,091,340)				25,134,123

CORPORATE BONDS 14.1%

Aerospace & Defense 0.1%
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19	200	237,436

Airlines 0.2%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750	01/12/21	80	85,723
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821	08/10/22	182	213,978
Series 2010-2, Class A	4.950	05/23/19	17	18,144
Series 2011-1, Class A	5.300	04/15/19	170	184,805
UAL Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636	07/02/22	95	102,744

				605,394

Banking 3.7%
Bank of America Corp., Jr. Sub. Notes	6.500(f)	12/31/49	1,000	1,062,500
Series K, Jr. Sub. Notes	8.000(f)	12/29/49	235	251,156
Series M, Jr. Sub. Notes	8.125(f)	12/29/49	700	756,000
Sr. Unsec’d. Notes, MTN(e)	5.875	02/07/42	410	505,955
Citigroup, Inc., Sr. Unsec’d. Notes	4.500	01/14/22	425	464,211
Sr. Unsec’d. Notes	8.125	07/15/39	110	167,735

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	8.500%	05/22/19	605	$748,559
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700(f)	12/31/49	1,645	1,653,225
Sr. Unsec’d. Notes(e)	5.250	07/27/21	1,200	1,357,912
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	225	239,162
Sub. Notes	6.750	10/01/37	185	232,380
JPMorgan Chase & Co., Jr. Sub. Notes	5.000(f)	12/31/49	1,000	982,500
Jr. Sub. Notes	5.300(f)	12/31/49	1,410	1,408,238
Jr. Sub. Notes	7.900(f)	04/29/49	450	479,250
Sub. Notes(e)	3.875	09/10/24	2,000	2,020,136
Morgan Stanley, Jr. Sub. Notes	5.450(f)	12/31/49	1,415	1,425,612
Sr. Unsec’d. Notes	6.375	07/24/42	325	420,017

				14,174,548

Brokerage 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875	04/15/21	500	568,498
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875	05/02/18	100	11,750

				580,248

Building Materials & Construction 0.6%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $525,000; purchased 10/27/14)(a)(b)	5.375	11/15/24	525	538,125
KB Home, Gtd. Notes	7.500	09/15/22	1,000	1,045,000
Owens Corning, Gtd. Notes	4.200	12/15/22	270	279,938
Toll Brothers Finance Corp., Gtd. Notes	5.150	05/15/15	420	420,210

				2,283,273

Cable 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes	7.000	01/15/19	1,000	1,038,750
Gtd. Notes, 144A	5.875	05/01/27	675	664,875
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750	11/15/21	325	367,250

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Sr. Unsec’d. Notes	8.625%	02/15/19	185	$214,249
Time Warner Cable, Inc., Gtd. Notes	8.750	02/14/19	300	354,137

				2,639,261

Capital Goods 0.6%
Actuant Corp., Gtd. Notes	5.625	06/15/22	400	414,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(a)(b)	7.000	10/15/37	190	248,906
United Rentals North America, Inc., Gtd. Notes	7.375	05/15/20	500	539,145
Gtd. Notes	7.625	04/15/22	750	826,875
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	225	246,711

				2,275,637

Chemicals 0.2%
Ashland, Inc., Gtd. Notes	4.750	08/15/22	300	307,500
Sr. Unsec’d. Notes	3.875	04/15/18	175	180,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	152	243,106

				730,856

Electric 1.5%
AES Corp., Sr. Unsec’d. Notes	7.375	07/01/21	1,000	1,112,810
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/01/19	700	749,000
Dynegy, Inc., Gtd. Notes, 144A	6.750	11/01/19	650	679,250
Gtd. Notes, 144A	7.375	11/01/22	350	372,750
Gtd. Notes, 144A	7.625	11/01/24	1,000	1,075,000
NRG Energy, Inc., Gtd. Notes	8.250	09/01/20	1,500	1,582,500
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	50	58,740

				5,630,050

Energy - Other 0.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36	35	43,249
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21	170	168,931

				212,180

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods 0.4%
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	475	$495,187
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	675	702,000
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $376,688; purchased 08/27/14)(a)(b)	8.875	12/15/17	350	367,938

				1,565,125

Gaming 0.8%
MGM Resorts International, Gtd. Notes	6.625	12/15/21	500	535,000
MTR Gaming Group, Inc., Sec’d. Notes	11.500	08/01/19	1,000	1,077,500
Pinnacle Entertainment, Inc., Gtd. Notes	7.500	04/15/21	205	216,788
Gtd. Notes	8.750	05/15/20	650	683,312
Scientific Games International, Inc., Gtd. Notes, 144A	10.000	12/01/22	750	695,625

				3,208,225

Healthcare & Pharmaceutical 1.2%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875	02/01/22	1,000	1,061,250
Gtd. Notes	7.125	07/15/20	750	804,375
HCA, Inc., Sr. Sec’d. Notes	6.500	02/15/20	1,500	1,710,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125	04/01/22	1,000	1,091,250

				4,666,875

Insurance 0.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500	11/15/20	30	33,822
Chubb Corp. (The), Jr. Sub. Notes	6.375(f)	03/29/67	140	148,400
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500	03/15/35	90	110,222
Lincoln National Corp., Jr. Sub. Notes	6.050(f)	04/20/67	30	28,650
Progressive Corp. (The), Jr. Sub. Notes	6.700(f)	06/15/37	100	105,063
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	100	102,356

				528,513

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment 1.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	415	$508,809
Gtd. Notes	6.900	08/15/39	60	80,364
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21	1,000	1,090,000
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23	1,000	1,011,200
Historic TW, Inc., Gtd. Notes	6.625	05/15/29	225	285,262
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	500	553,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,032,500; purchased 08/27/14)(a)(b)	5.000	08/01/18	1,000	1,032,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600	08/15/16	450	484,875
Viacom, Inc., Sr. Unsec’d. Notes	4.500	02/27/42	233	212,973

				5,259,733

Metals 0.1%
Peabody Energy Corp., Gtd. Notes	6.000	11/15/18	400	315,250

Non-Captive Finance 0.1%
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750	05/15/16	75	77,531
Sr. Unsec’d. Notes	6.250	05/15/19	125	138,125
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000	01/25/17	75	78,563
Sr. Unsec’d. Notes, MTN	8.450	06/15/18	225	251,032

				545,251

Packaging
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	140	157,150

Paper 0.2%
International Paper Co., Sr. Unsec’d. Notes	6.000	11/15/41	130	149,417
Sr. Unsec’d. Notes	7.300	11/15/39	75	97,430
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375	09/01/19	450	534,393
Rock-Tenn Co., Gtd. Notes	4.450	03/01/19	175	187,409

				968,649

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		750	$781,875

Railroads 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000	03/15/2105		300	370,101

Real Estate Investment Trusts 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750	10/01/20	EUR	200	244,220

Technology 1.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $1,063,344; purchased 08/06/14)(a)(b)	9.500	12/01/16		1,000	1,041,250
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		200	200,000
First Data Corp., Gtd. Notes	12.625	01/15/21		1,250	1,475,625
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	679,563
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18		305	319,123
Gtd. Notes	6.875	05/01/20		273	282,386
SunGard Data Systems, Inc., Gtd. Notes	7.625	11/15/20		150	158,625

					4,156,572

Telecommunications 0.5%
Qwest Corp., Sr. Unsec’d. Notes	6.500	06/01/17		465	505,693
Sprint Capital Corp., Gtd. Notes	6.900	05/01/19		1,000	1,029,830
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000	08/15/20		400	406,000

					1,941,523

Tobacco
Altria Group, Inc., Gtd. Notes	9.950	11/10/38		81	137,556
Lorillard Tobacco Co., Gtd. Notes	8.125	06/23/19		30	36,636

					174,192

TOTAL CORPORATE BONDS (cost $52,720,915)					54,252,137

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
MUNICIPAL BONDS 0.9%

Connecticut 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459%	11/01/30		275	$327,720

New York 0.1%
City of New York, NY, GO, BABs	5.968	03/01/36		250	319,248

Puerto Rico 0.7%
Commonwealth of Puerto Rico, GO	2.684(f)	07/01/20		300	290,220
GO	4.000	07/01/15		380	381,311
GO	4.000	07/01/16		240	244,872
GO	5.000	07/01/15		70	70,344
GO	5.250	07/01/17		125	128,145
GO	5.500	07/01/16		345	355,871
Puerto Rico Electric Power Authority, Series JJ, Revenue Bonds	5.250	07/01/15		10	10,051
Puerto Rico Highways & Transportation Authority, Revenue Bonds, CABs	7.480(h)	07/01/27		200	81,830
Series E, Revenue Bonds	5.500	07/01/17		250	260,160
Puerto Rico Municipal Finance Agency, Series B, Revenue Bonds	5.250	07/01/16		130	132,203
Series C, Revenue Bonds	5.000	08/01/15		215	215,757
Series C, Revenue Bonds	5.000	08/01/16		175	175,639
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.460(h)	08/01/41		1,265	397,349

					2,743,752

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731	07/01/43		125	163,826

TOTAL MUNICIPAL BONDS (cost $3,235,549)					3,554,546

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	275	546,855
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	GBP	430	781,667

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Sr. Unsec’d. Notes	5.625%	06/07/32	GBP	191	$397,357

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,773,121)					1,725,879

	Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (cost $100,000)(f)	4,000	103,560

TOTAL LONG-TERM INVESTMENTS (cost $377,345,048)		371,557,389

	Counterparty	Notional Amount (000)#
SHORT-TERM INVESTMENTS 0.3%

OPTIONS PURCHASED

Call Options 0.2%
Euro/Polish Zloty @ FX Rate 4.900, expiring 07/06/15	JPMorgan Chase	EUR	2,100	75
Euro/Polish Zloty @ FX Rate 4.900, expiring 01/11/16	JPMorgan Chase	EUR	2,100	4,313
Euro/South African Rand @ FX Rate 20.000, expiring 06/18/15	Citigroup Global Markets	EUR	2,800	31
Euro/Turkish Lira @ FX Rate 3.850, expiring 07/06/15	JPMorgan Chase	EUR	4,250	2,789
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 10/28/15	Citigroup Global Markets		11,660	24,644
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 08/19/15	Citigroup Global Markets		20,000	106,987
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 04/28/16	Citigroup Global Markets		7,930	54,693
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 02/23/16	Citigroup Global Markets		15,000	148,511

See Notes to Financial Statements.

34

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS PURCHASED (Continued)

Call Options (cont’d.)
Turkish Lira/Japanese Yen @ FX Rate 50.000, expiring 02/08/16	JPMorgan Chase	TRY	8,500	$6,858
United States Dollar/Chinese Renminbi @ FX Rate 7.250, expiring 02/29/16	Barclays Capital Group		4,000	6,062
United States Dollar/Chinese Renminbi @ FX Rate 7.250, expiring 05/29/15	Credit Suisse First Boston Corp.		4,000	5
United States Dollar/Czech Koruna @ FX Rate 23.000, expiring 06/23/15	UBS AG		5,000	298,071
United States Dollar/Japanese Yen @ FX Rate 125.000, expiring 06/29/15	Citigroup Global Markets		8,000	15,298
United States Dollar/Mexican Peso @ FX Rate 17.000, expiring 12/03/15	UBS AG		1,000	15,077
United States Dollar/New Zealand Dollar @ FX Rate 0.500, expiring 09/07/15	Citigroup Global Markets		3,000	248
United States Dollar/South African Rand @ FX Rate 15.000, expiring 12/03/15	Credit Suisse First Boston Corp.		1,000	13,423
United States Dollar/South African Rand @ FX Rate 15.500, expiring 05/27/15	Credit Suisse First Boston Corp.		4,000	56
United States Dollar/Turkish Lira @ FX Rate 3.000, expiring 11/24/15	UBS AG		1,000	31,356

				728,497

Put Options 0.1%
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75			5,750	719
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88			5,750	1,006
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13			5,750	2,587
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25			5,750	4,169
Euro/Polish Zloty @ FX Rate 4.100, expiring 01/11/16	Credit Suisse First Boston Corp.	EUR	2,100	59,563

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS PURCHASED (Continued)

Put Options (cont’d.)
Euro/Turkish Lira @ FX Rate 2.650, expiring 01/11/16	Citigroup Global Markets	EUR	4,250	$9,999
Euro/United States Dollar @ FX Rate 1.050, expiring 07/30/15	Citigroup Global Markets	EUR	4,400	21,896
New Zealand Dollar/United States Dollar @ FX Rate 0.750, expiring 09/07/15	Credit Suisse First Boston Corp.	NZD	3,000	81,601
Turkish Lira/Japanese Yen @ FX Rate 35.000, expiring 05/07/15	JPMorgan Chase	TRY	8,500	—
United States Dollar/Chinese Renminbi @ FX Rate 6.230, expiring 06/23/15	Citigroup Global Markets		4,500	16,598
United States Dollar/Chinese Renminbi @ FX Rate 6.300, expiring 02/29/16	Credit Suisse First Boston Corp.		4,000	33,815
United States Dollar/Mexican Peso @ FX Rate 13.500, expiring 12/03/15	Citigroup Global Markets		1,000	1,697
United States Dollar/New Zealand Dollar @ FX Rate 0.840, expiring 09/07/15	Citigroup Global Markets		3,000	4,256
United States Dollar/South African Rand @ FX Rate 11.000, expiring 12/03/15	UBS AG		1,000	7,035
United States Dollar/South African Rand @ FX Rate 11.100, expiring 02/25/16	Credit Suisse First Boston Corp.		4,000	40,279
United States Dollar/Turkish Lira @ FX Rate 2.220, expiring 11/24/15	Credit Suisse First Boston Corp.		1,000	622

				285,842

TOTAL OPTIONS PURCHASED (cost $1,004,957)				1,014,339

TOTAL SHORT-TERM INVESTMENTS (cost $1,004,957)				1,014,339

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.6% (cost $378,350,005; Note 5)				372,571,728

See Notes to Financial Statements.

36

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS WRITTEN* (0.6)%

Call Options (0.4)%
Euro/Polish Zloty @ FX Rate 4.900, expiring 01/11/16	Credit Suisse First Boston Corp.	EUR	2,100	$(4,313)
Euro/South African Rand @ FX Rate 19.000, expiring 12/21/15	Credit Suisse First Boston Corp.	EUR	2,800	(18,494)
Euro/Turkish Lira @ FX Rate 3.700, expiring 01/11/16	Citigroup Global Markets	EUR	4,250	(91,774)
United States Dollar/Chinese Renminbi @ FX Rate 7.250, expiring 02/29/16	Credit Suisse First Boston Corp.		4,000	(6,062)
United States Dollar/Czech Koruna @ FX Rate 23.000, expiring 06/23/15	Deutsche Bank AG		5,000	(298,071)
United States Dollar/Japanese Yen @ FX Rate 106.000, expiring 06/29/15	Citigroup Global Markets		8,000	(895,060)
United States Dollar/Mexican Peso @FX Rate 17.000, expiring 12/03/15	Citigroup Global Markets		1,000	(15,077)
United States Dollar/New Zealand Dollar @ FX Rate 0.750, expiring 09/07/15	Citigroup Global Markets		3,000	(81,601)
United States Dollar/South African Rand @ FX Rate 15.000, expiring 12/03/15	UBS AG		1,000	(13,423)
United States Dollar/South African Rand @ FX Rate 16.500, expiring 02/25/16	Credit Suisse First Boston Corp.		4,000	(57,900)
United States Dollar/Turkish Lira @ FX Rate 3.000, expiring 11/24/15	Credit Suisse First Boston Corp.		1,000	(31,356)

				(1,513,131)

Put Options (0.2)%
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00			23,000	(6,325)
Euro/Polish Zloty @ FX Rate 4.100, expiring 01/11/16	JPMorgan Chase	EUR	2,100	(59,563)
Euro/United States Dollar @ FX Rate 1.250, expiring 07/29/15	Barclays Capital Group	EUR	2,200	(270,087)
Euro/United States Dollar @ FX Rate 1.250, expiring 07/29/15	UBS AG	EUR	2,200	(270,087)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 02/08/16	JPMorgan Chase	TRY	8,500	$(47,370)
United States Dollar/Chinese Renminbi @ FX Rate 6.230, expiring 06/23/15	Barclays Capital Group		4,500	(16,598)
United States Dollar/Chinese Renminbi @ FX Rate 6.300, expiring 02/29/16	Barclays Capital Group		4,000	(33,815)
United States Dollar/Japanese Yen @ FX Rate 96.000, expiring 06/29/15	Citigroup Global Markets		8,000	(17)
United States Dollar/Mexican Peso @ FX Rate 13.500, expiring 12/03/15	UBS AG		1,000	(1,697)
United States Dollar/New Zealand Dollar @ FX Rate 0.840, expiring 09/07/15	Citigroup Global Markets		3,000	(4,256)
United States Dollar/South African Rand @ FX Rate 11.000, expiring 12/03/15	Credit Suisse First Boston Corp.		1,000	(7,035)
United States Dollar/Turkish Lira @ FX Rate 2.220, expiring 11/24/15	UBS AG		1,000	(622)

				(717,472)

TOTAL OPTIONS WRITTEN (premiums received $819,384)				(2,230,603)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.0% (cost $377,530,621)				370,341,125
Other assets in excess of liabilities(i) 4.0%				15,517,908

NET ASSETS 100.0%				$385,859,033

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

See Notes to Financial Statements.

38

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

bps—Basis Points

BUBOR—Budapest Interbank Offered Rate

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CABs—Capital Appreciation Bonds

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLICP—Chilean Indice Camara Promedio

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

COLIBOR—Columbia Interbank Offered Rate

CP—Commercial Paper

CPI—Consumer Price Index

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GO—General Obligation

HIBOR—Hong Kong Interbank Offered Rate

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MOSPRIME—Moscow Prime Offered Rate

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OIS—Overnight Index Swap

PRIBOR—Prague Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

STIBOR—Stockholm Interbank Offered Rate

TBA—To Be Announced

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a restricted security; the aggregate original cost of the restricted securities is $3,614,473. The aggregate value of $3,542,096 is approximately 0.9% of net assets.
(b)	Indicates a security that has been deemed illiquid.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(g)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(h)	Represents a zero coupon or step bond. Rate quoted represents effective yield at April 30, 2015.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

40

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
500	5 Year U.S. Treasury Notes	Jun. 2015	$59,723,452	$60,066,406	$342,954
1,035	10 Year U.S. Treasury Notes	Jun. 2015	133,686,669	132,868,125	(818,544)
127	U.S. Ultra Bonds	Jun. 2015	21,079,874	20,891,500	(188,374)

					(663,964)

	Short Positions:
8	30 Day U.S. Federal Funds	May 2015	3,329,253	3,329,266	(13)
328	2 Year U.S. Treasury Notes	Jun. 2015	71,928,958	71,919,125	9,833
13	Euro-Bund	Jun. 2015	2,306,862	2,287,360	19,502

					29,322

					$(634,642)

(1)	Cash of $260,000 and Foreign Bonds with a combined market value of $1,534,701 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at April 30, 2015.

Forward foreign currency exchange contracts outstanding at April 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	BNP Paribas	AUD	957	$768,500	$754,358	$(14,142)
Expiring 07/16/15	BNP Paribas	AUD	979	763,900	771,345	7,445
Expiring 07/16/15	BNP Paribas	AUD	1,087	841,000	856,847	15,847
Expiring 07/16/15	BNP Paribas	AUD	1,334	1,031,400	1,050,969	19,569
Expiring 07/16/15	Citigroup Global Markets	AUD	1,107	881,300	872,195	(9,105)
Brazilian Real,
Expiring 06/26/15	Bank of America	BRL	1,722	536,951	560,295	23,344
Expiring 06/26/15	BNP Paribas	BRL	2,928	955,700	952,829	(2,871)
Expiring 06/26/15	BNP Paribas	BRL	2,935	953,200	955,097	1,897
Expiring 06/26/15	Deutsche Bank AG	BRL	2,504	784,000	814,845	30,845
Expiring 06/26/15	JPMorgan Chase	BRL	3,205	1,013,000	1,042,835	29,835
Expiring 07/14/15	Barclays Capital Group	BRL	1,891	587,630	611,523	23,893
Expiring 07/14/15	BNP Paribas	BRL	2,945	896,900	952,221	55,321
Expiring 07/14/15	BNP Paribas	BRL	5,039	1,565,700	1,629,615	63,915

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/28/15	Citigroup Global Markets	GBP	1,261	$1,909,900	$1,934,943	$25,043
Expiring 07/28/15	Citigroup Global Markets	GBP	3,226	4,878,131	4,949,297	71,166
Expiring 07/28/15	Goldman Sachs & Co.	GBP	1,269	1,911,400	1,947,283	35,883
Expiring 07/28/15	JPMorgan Chase	GBP	1,110	1,689,180	1,702,168	12,988
Canadian Dollar,
Expiring 07/16/15	BNP Paribas	CAD	1,390	1,145,900	1,150,994	5,094
Expiring 07/16/15	Goldman Sachs & Co.	CAD	1,406	1,146,000	1,164,244	18,244
Expiring 07/16/15	JPMorgan Chase	CAD	810	648,300	670,598	22,298
Expiring 07/16/15	JPMorgan Chase	CAD	1,860	1,532,600	1,540,044	7,444
Expiring 07/16/15	JPMorgan Chase	CAD	9,234	7,367,623	7,645,432	277,809
Chilean Peso,
Expiring 05/11/15	Barclays Capital Group	CLP	49,806	81,395	81,338	(57)
Expiring 06/24/15	BNP Paribas	CLP	622,011	972,500	1,011,604	39,104
Expiring 07/29/15	BNP Paribas	CLP	588,951	957,800	954,695	(3,105)
Chinese Renminbi,
Expiring 07/09/15	Barclays Capital Group	CNH	11,980	1,919,516	1,921,524	2,008
Expiring 07/09/15	JPMorgan Chase	CNH	54,597	8,726,415	8,756,820	30,405
Expiring 03/02/16	Barclays Capital Group	CNH	9,118	1,435,412	1,439,769	4,357
Colombian Peso,
Expiring 05/22/15	BNP Paribas	COP	2,049,960	776,500	858,663	82,163
Expiring 05/22/15	BNP Paribas	COP	3,023,311	1,155,700	1,266,368	110,668
Expiring 05/22/15	BNP Paribas	COP	3,135,080	1,205,800	1,313,185	107,385
Expiring 05/22/15	Citigroup Global Markets	COP	2,528,500	972,500	1,059,108	86,608
Expiring 05/26/15	BNP Paribas	COP	1,895,802	766,600	793,764	27,164
Expiring 05/26/15	Citigroup Global Markets	COP	2,854,300	1,150,000	1,195,084	45,084
Expiring 05/26/15	Citigroup Global Markets	COP	3,788,634	1,741,100	1,586,286	(154,814)
Danish Krone,
Expiring 06/23/15	Deutsche Bank AG	DKK	23,641	3,415,071	3,562,072	147,001
Euro,
Expiring 07/22/15	Citigroup Global Markets	EUR	70	76,462	78,913	2,451
Expiring 07/28/15	Barclays Capital Group	EUR	3,836	4,311,297	4,312,316	1,019
Expiring 07/28/15	Deutsche Bank AG	EUR	3,469	3,842,600	3,899,544	56,944
Expiring 07/28/15	Goldman Sachs & Co.	EUR	3,513	3,819,700	3,949,014	129,314
Expiring 07/28/15	UBS AG	EUR	1,404	1,527,900	1,578,410	50,510
Hungarian Forint,
Expiring 07/22/15	Citigroup Global Markets	HUF	214,474	769,949	791,321	21,372
Expiring 07/22/15	JPMorgan Chase	HUF	310,714	1,150,200	1,146,407	(3,793)
Expiring 07/22/15	UBS AG	HUF	263,990	957,800	974,016	16,216
Indian Rupee,
Expiring 07/24/15	Barclays Capital Group	INR	460,645	7,196,459	7,124,749	(71,710)

See Notes to Financial Statements.

42

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Indonesia Rupiah,
Expiring 06/25/15	UBS AG	IDR	9,951,100	$764,000	$758,413	$(5,587)
Expiring 06/25/15	UBS AG	IDR	15,512,503	1,174,300	1,182,270	7,970
Israel Shekel,
Expiring 07/20/15	Citigroup Global Markets	ILS	7,821	1,986,400	2,026,132	39,732
Japanese Yen,
Expiring 05/28/15	Toronto Dominion	JPY	3,556,881	29,872,890	29,797,439	(75,451)
Expiring 07/16/15	Bank of America	JPY	103,570	867,433	868,244	811
Malaysian Ringgit,
Expiring 06/25/15	UBS AG	MYR	1,732	463,900	483,995	20,095
Expiring 06/25/15	UBS AG	MYR	2,737	763,900	764,658	758
Expiring 06/25/15	UBS AG	MYR	2,837	779,000	792,614	13,614
Expiring 06/25/15	UBS AG	MYR	2,880	782,900	804,493	21,593
Expiring 06/25/15	UBS AG	MYR	4,201	1,146,000	1,173,711	27,711
Expiring 06/25/15	UBS AG	MYR	5,464	1,481,800	1,526,531	44,731
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	89,198	5,761,864	5,779,234	17,370
Expiring 07/22/15	Goldman Sachs & Co.	MXN	17,633	1,152,800	1,142,429	(10,371)
Expiring 12/07/15	UBS AG	MXN	4,688	305,213	300,642	(4,571)
New Taiwanese Dollar,
Expiring 05/04/15	JPMorgan Chase	TWD	48,152	1,553,000	1,572,280	19,280
Expiring 05/04/15	UBS AG	TWD	36,586	1,162,200	1,194,616	32,416
Expiring 05/04/15	UBS AG	TWD	37,154	1,185,500	1,213,146	27,646
Expiring 05/04/15	UBS AG	TWD	105,765	3,458,788	3,453,457	(5,331)
Expiring 07/24/15	UBS AG	TWD	36,500	1,196,933	1,192,102	(4,831)
Expiring 07/24/15	UBS AG	TWD	69,264	2,253,600	2,262,169	8,569
New Zealand Dollar,
Expiring 07/16/15	Bank of America	NZD	2,801	2,071,619	2,121,785	50,166
Norwegian Krone,
Expiring 07/23/15	Citigroup Global Markets	NOK	5,788	768,500	766,826	(1,674)
Expiring 07/23/15	Deutsche Bank AG	NOK	8,846	1,149,500	1,172,006	22,506
Expiring 07/23/15	JPMorgan Chase	NOK	28,058	3,555,824	3,717,427	161,603
Peruvian Nuevo Sol,
Expiring 06/11/15	BNP Paribas	PEN	4,251	1,361,400	1,348,658	(12,742)
Philippine Peso,
Expiring 05/11/15	Citigroup Global Markets	PHP	138,287	3,113,864	3,103,431	(10,433)
Polish Zloty,
Expiring 07/23/15	Citigroup Global Markets	PLN	2,971	796,529	822,950	26,421
Expiring 07/23/15	Deutsche Bank AG	PLN	3,516	957,800	973,899	16,099

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Romanian Leu,
Expiring 07/23/15	Citigroup Global Markets	RON	120	$29,428	$30,298	$870
Expiring 07/23/15	Citigroup Global Markets	RON	3,114	763,900	788,909	25,009
Expiring 07/23/15	Citigroup Global Markets	RON	4,683	1,145,900	1,186,514	40,614
Expiring 07/23/15	Citigroup Global Markets	RON	7,783	1,909,900	1,971,983	62,083
Expiring 07/23/15	Deutsche Bank AG	RON	5,687	1,366,195	1,440,936	74,741
Russian Ruble,
Expiring 06/10/15	Barclays Capital Group	RUB	21,528	390,000	411,586	21,586
Expiring 06/10/15	Barclays Capital Group	RUB	71,683	1,152,831	1,370,481	217,650
Expiring 06/10/15	BNP Paribas	RUB	24,120	388,300	461,135	72,835
Expiring 06/10/15	BNP Paribas	RUB	24,234	386,200	463,322	77,122
Expiring 06/10/15	BNP Paribas	RUB	24,560	386,800	469,560	82,760
Expiring 06/10/15	BNP Paribas	RUB	24,752	385,600	473,218	87,618
Expiring 06/10/15	BNP Paribas	RUB	34,885	587,000	666,961	79,961
Expiring 06/10/15	Deutsche Bank AG	RUB	37,203	577,683	711,266	133,583
Expiring 06/10/15	JPMorgan Chase	RUB	22,617	388,000	432,397	44,397
Singapore Dollar,
Expiring 07/24/15	Citigroup Global Markets	SGD	2,558	1,909,900	1,930,244	20,344
Expiring 07/24/15	JPMorgan Chase	SGD	1,233	915,000	930,802	15,802
Expiring 07/24/15	JPMorgan Chase	SGD	2,038	1,527,900	1,538,173	10,273
Expiring 07/24/15	Toronto Dominion	SGD	1,011	766,400	762,788	(3,612)
Expiring 07/24/15	Toronto Dominion	SGD	1,518	1,149,500	1,145,461	(4,039)
Expiring 07/24/15	Toronto Dominion	SGD	2,038	1,527,900	1,538,106	10,206
Expiring 07/24/15	Toronto Dominion	SGD	2,545	1,915,500	1,920,684	5,184
South African Rand,
Expiring 07/20/15	Citigroup Global Markets	ZAR	11,491	960,700	952,792	(7,908)
Expiring 07/20/15	Deutsche Bank AG	ZAR	13,957	1,149,300	1,157,311	8,011
Expiring 07/20/15	JPMorgan Chase	ZAR	9,262	766,400	767,957	1,557
Expiring 12/07/15	Credit Suisse First Boston Corp.	ZAR	3,793	311,000	306,821	(4,179)
South Korean Won,
Expiring 06/11/15	Barclays Capital Group	KRW	2,673,872	2,386,107	2,491,241	105,134
Expiring 06/11/15	UBS AG	KRW	823,293	763,900	767,061	3,161
Expiring 06/11/15	UBS AG	KRW	865,670	782,900	806,543	23,643
Expiring 06/11/15	UBS AG	KRW	933,422	854,000	869,667	15,667
Expiring 06/11/15	UBS AG	KRW	1,043,973	953,400	972,668	19,268
Expiring 06/11/15	UBS AG	KRW	1,642,946	1,481,800	1,530,729	48,929
Swedish Krona,
Expiring 07/23/15	Barclays Capital Group	SEK	9,650	1,152,800	1,159,947	7,147
Expiring 07/23/15	Barclays Capital Group	SEK	13,265	1,533,300	1,594,498	61,198
Expiring 07/23/15	Deutsche Bank AG	SEK	3,199	384,300	384,514	214
Expiring 07/23/15	Deutsche Bank AG	SEK	6,415	768,500	771,143	2,643
Expiring 07/23/15	UBS AG	SEK	13,240	1,575,500	1,591,526	16,026

See Notes to Financial Statements.

44

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 07/28/15	BNP Paribas	CHF	84	$88,576	$90,570	$1,994
Expiring 07/28/15	BNP Paribas	CHF	639	671,649	687,058	15,409
Expiring 07/28/15	UBS AG	CHF	856	900,946	920,220	19,274
Expiring 07/28/15	UBS AG	CHF	2,153	2,305,600	2,315,818	10,218
Expiring 07/28/15	UBS AG	CHF	2,159	2,267,109	2,321,833	54,724

				$196,251,972	$199,605,245	$3,353,273

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	BNP Paribas	AUD	1,021	$805,200	$804,421	$779
Expiring 07/16/15	Deutsche Bank AG	AUD	711	536,400	560,174	(23,774)
Expiring 07/16/15	JPMorgan Chase	AUD	8,024	6,070,555	6,322,661	(252,106)
Expiring 07/16/15	JPMorgan Chase	AUD	992	766,300	781,856	(15,556)
Brazilian Real,
Expiring 07/14/15	BNP Paribas	BRL	4,489	1,550,200	1,451,557	98,643
Expiring 07/14/15	BNP Paribas	BRL	3,086	1,060,200	998,051	62,149
Expiring 07/14/15	BNP Paribas	BRL	2,981	993,600	963,953	29,647
Expiring 07/14/15	BNP Paribas	BRL	2,926	919,600	946,359	(26,759)
Expiring 07/14/15	BNP Paribas	BRL	2,497	775,700	807,366	(31,666)
Expiring 07/14/15	BNP Paribas	BRL	1,436	427,900	464,533	(36,633)
Expiring 07/14/15	Citigroup Global Markets	BRL	1,683	505,700	544,414	(38,714)
British Pound,
Expiring 07/28/15	BNP Paribas	GBP	644	950,608	988,547	(37,939)
Expiring 07/28/15	Citigroup Global Markets	GBP	1,327	1,978,277	2,035,235	(56,958)
Expiring 07/28/15	Citigroup Global Markets	GBP	266	397,525	408,781	(11,256)
Canadian Dollar,
Expiring 07/16/15	Bank of America	CAD	368	302,124	304,721	(2,597)
Expiring 07/16/15	Citigroup Global Markets	CAD	764	623,587	632,201	(8,614)
Expiring 07/16/15	JPMorgan Chase	CAD	2,647	2,185,500	2,191,539	(6,039)
Chilean Peso,
Expiring 06/24/15	BNP Paribas	CLP	622,011	1,001,547	1,011,604	(10,057)
Chinese Renminbi,
Expiring 07/09/15	Deutsche Bank AG	CNH	11,980	1,915,500	1,921,524	(6,024)
Expiring 03/02/16	Credit Suisse First Boston Corp.	CNH	9,118	1,405,000	1,439,769	(34,769)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso,
Expiring 05/22/15	Barclays Capital Group	COP	4,956,486	$1,927,656	$2,076,113	$(148,457)
Expiring 05/22/15	BNP Paribas	COP	2,536,580	996,300	1,062,492	(66,192)
Expiring 05/22/15	BNP Paribas	COP	2,504,321	992,400	1,048,980	(56,580)
Expiring 05/22/15	BNP Paribas	COP	2,251,922	869,300	943,258	(73,958)
Expiring 05/22/15	BNP Paribas	COP	2,072,302	769,800	868,021	(98,221)
Expiring 05/22/15	BNP Paribas	COP	1,423,008	540,400	596,053	(55,653)
Czech Koruna,
Expiring 07/23/15	Barclays Capital Group	CZK	29,429	1,150,000	1,205,244	(55,244)
Expiring 07/23/15	Citigroup Global Markets	CZK	22,462	881,600	919,937	(38,337)
Expiring 07/23/15	Citigroup Global Markets	CZK	21,731	848,868	889,974	(41,106)
Euro,
Expiring 07/28/15	Bank of America	EUR	635	687,762	714,055	(26,293)
Expiring 07/28/15	JPMorgan Chase	EUR	635	687,883	714,055	(26,172)
Hungarian Forint,
Expiring 07/22/15	BNP Paribas	HUF	995,441	3,568,019	3,672,768	(104,749)
Expiring 07/22/15	UBS AG	HUF	532,544	1,909,900	1,964,867	(54,967)
Indian Rupee,
Expiring 07/24/15	UBS AG	INR	218,732	3,393,300	3,383,105	10,195
Indonesia Rupiah,
Expiring 06/25/15	UBS AG	IDR	25,463,603	1,931,988	1,940,683	(8,695)
Israel Shekel,
Expiring 07/20/15	JPMorgan Chase	ILS	7,798	1,983,701	2,020,323	(36,622)
Expiring 07/23/15	Deutsche Bank AG	ILS	4,464	1,152,800	1,156,542	(3,742)
Japanese Yen,
Expiring 07/28/15	Deutsche Bank AG	JPY	36,556	307,400	306,502	898
Malaysian Ringgit,
Expiring 06/25/15	UBS AG	MYR	8,556	2,283,819	2,390,277	(106,458)
Mexican Peso,
Expiring 07/22/15	Deutsche Bank AG	MXN	19,060	1,226,600	1,234,943	(8,343)
Expiring 12/07/15	Citigroup Global Markets	MXN	4,680	325,000	300,137	24,863
New Taiwanese Dollar,
Expiring 05/04/15	BNP Paribas	TWD	36,692	1,162,600	1,198,064	(35,464)
Expiring 05/04/15	UBS AG	TWD	61,935	1,957,500	2,022,324	(64,824)
Expiring 05/04/15	UBS AG	TWD	60,878	1,931,100	1,987,799	(56,699)
Expiring 05/04/15	UBS AG	TWD	37,545	1,180,900	1,225,925	(45,025)
Expiring 05/04/15	UBS AG	TWD	30,607	964,000	999,386	(35,386)
Expiring 07/24/15	UBS AG	TWD	105,765	3,462,354	3,454,271	8,083

See Notes to Financial Statements.

46

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 07/16/15	Credit Suisse First Boston Corp.	NZD	1,526	$1,145,900	$1,156,174	$(10,274)
Expiring 07/16/15	UBS AG	NZD	4,166	3,126,400	3,155,581	(29,181)
Expiring 07/16/15	UBS AG	NZD	1,004	768,500	760,533	7,967
Peruvian Nuevo Sol,
Expiring 06/11/15	BNP Paribas	PEN	4,233	1,341,600	1,342,877	(1,277)
Expiring 06/11/15	Citigroup Global Markets	PEN	2,662	851,977	844,408	7,569
Philippine Peso,
Expiring 05/11/15	UBS AG	PHP	85,689	1,902,500	1,923,024	(20,524)
Russian Ruble,
Expiring 06/10/15	BNP Paribas	RUB	131,070	2,452,200	2,505,880	(53,680)
Expiring 06/10/15	BNP Paribas	RUB	54,177	996,600	1,035,782	(39,182)
Expiring 06/10/15	JPMorgan Chase	RUB	71,848	1,349,000	1,373,630	(24,630)
Singapore Dollar,
Expiring 07/24/15	Barclays Capital Group	SGD	244	179,992	183,801	(3,809)
Expiring 07/24/15	JPMorgan Chase	SGD	2,712	2,011,931	2,046,233	(34,302)
South African Rand,
Expiring 07/20/15	Barclays Capital Group	ZAR	16,529	1,338,000	1,370,563	(32,563)
Expiring 07/20/15	BNP Paribas	ZAR	14,042	1,152,854	1,164,302	(11,448)
Expiring 07/20/15	Deutsche Bank AG	ZAR	5,634	457,500	467,195	(9,695)
Expiring 07/20/15	JPMorgan Chase	ZAR	12,962	1,073,600	1,074,770	(1,170)
Expiring 12/07/15	UBS AG	ZAR	4,172	350,000	337,510	12,490
Expiring 02/29/16	Credit Suisse First Boston Corp.	ZAR	15,260	1,250,000	1,216,208	33,792
South Korean Won,
Expiring 06/11/15	UBS AG	KRW	1,046,832	926,400	975,331	(48,931)
Swedish Krona,
Expiring 07/23/15	Bank of America	SEK	31,959	3,692,894	3,841,628	(148,734)
Swiss Franc,
Expiring 07/28/15	BNP Paribas	CHF	555	582,047	597,522	(15,475)
Expiring 07/28/15	UBS AG	CHF	1,823	1,911,400	1,960,615	(49,215)
Thai Baht,
Expiring 07/22/15	Barclays Capital Group	THB	62,578	1,909,900	1,893,528	16,372
Expiring 07/22/15	Barclays Capital Group	THB	31,777	960,700	961,520	(820)
Expiring 07/22/15	Barclays Capital Group	THB	22,857	691,700	691,610	90
Expiring 07/22/15	Barclays Capital Group	THB	18,881	574,800	571,315	3,485
Expiring 07/22/15	Deutsche Bank AG	THB	34,838	1,068,151	1,054,147	14,004
Turkish Lira,
Expiring 07/24/15	Citigroup Global Markets	TRY	2,622	960,701	957,008	3,693
Expiring 07/24/15	Citigroup Global Markets	TRY	84	30,219	30,561	(342)
Expiring 07/24/15	Deutsche Bank AG	TRY	2,300	834,524	839,359	(4,835)
Expiring 07/24/15	Deutsche Bank AG	TRY	1,586	574,700	578,693	(3,993)
Expiring 07/24/15	Hong Kong & Shanghai Bank	TRY	14,214	5,137,417	5,186,901	(49,484)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Expiring 07/24/15	JPMorgan Chase	TRY	2,647	$953,200	$965,854	$(12,654)
Expiring 11/25/15	Credit Suisse First Boston Corp.	TRY	912	380,000	322,073	57,927

				$107,201,280	$109,261,500	(2,060,220)

						$1,293,053

Cross currency exchange contracts outstanding at April 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/16/15	Buy	AUD	1,000	JPY	90,500	$29,251	Citigroup Global Markets
07/20/15	Buy	EUR	687	TRY	2,094	7,240	Deutsche Bank AG
07/22/15	Buy	EUR	703	HUF	214,039	659	Deutsche Bank AG
07/23/15	Buy	EUR	1,821	RON	8,094	(3,394)	Citigroup Global Markets
07/23/15	Buy	EUR	1,203	PLN	4,843	11,433	Deutsche Bank AG
07/23/15	Buy	EUR	1,766	PLN	7,141	6,975	Toronto Dominion
07/23/15	Buy	EUR	703	PLN	2,852	498	Barclays Capital Group
07/23/15	Buy	EUR	1,768	CZK	48,536	(722)	Deutsche Bank AG
07/24/15	Buy	EUR	1,427	TRY	4,271	45,500	Citigroup Global Markets
07/28/15	Buy	EUR	1,781	CHF	1,850	12,147	UBS AG
07/28/15	Buy	EUR	1,770	JPY	228,592	73,143	UBS AG
07/28/15	Buy	EUR	1,752	CHF	1,830	666	UBS AG
07/28/15	Buy	EUR	1,047	CHF	1,094	466	UBS AG
07/28/15	Buy	EUR	1,431	CHF	1,496	36	JPMorgan Chase
07/28/15	Buy	EUR	1,718	CHF	1,798	(2,399)	UBS AG
07/28/15	Buy	EUR	1,711	GBP	1,254	(599)	UBS AG
12/23/15	Buy	EUR	1,000	ZAR	15,225	(100,629)	Credit Suisse First Boston Corp.
01/13/16	Buy	EUR	620	PLN	2,682	(40,013)	Credit Suisse First Boston Corp.
07/22/15	Buy	HUF	533,321	EUR	1,785	(38,720)	Barclays Capital Group
07/22/15	Buy	HUF	212,349	CHF	732	(3,698)	UBS AG
01/13/16	Buy	PLN	2,504	EUR	620	(9,138)	JPMorgan Chase
07/23/15	Buy	PLN	2,483	EUR	620	(9,318)	Barclays Capital Group
07/23/15	Buy	PLN	2,847	CHF	734	(383)	Citigroup Global Markets
07/23/15	Buy	PLN	7,096	EUR	1,767	(20,724)	Barclays Capital Group
07/23/15	Buy	RON	4,594	EUR	1,047	(12,868)	BNP Paribas
07/23/15	Buy	SEK	9,936	EUR	1,070	(8,376)	Deutsche Bank AG
07/24/15	Buy	TRY	3,700	EUR	1,246	(50,722)	Citigroup Global Markets
07/24/15	Buy	TRY	4,267	EUR	1,431	(51,853)	Citigroup Global Markets
12/23/15	Buy	ZAR	14,406	EUR	1,060	(33,100)	Credit Suisse First Boston Corp.

						$(198,642)

See Notes to Financial Statements.

48

Credit default swap agreements outstanding at April 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at April 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.23.V1	12/20/19	1.000%	20,000	$(383,475)	$(329,280)	$54,195

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at April 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.23.V1	12/20/19	1.000%	20,000	$321,158	$330,045	$8,887

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Petroleos Mexicanos	09/20/21	1.000%	1,500	1.963%	$81,874	$37,323	$44,551	Hong Kong & Shanghai Bank

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corportate issues—Sell Protection(2):
Petroleos Mexicanos	09/20/21	1.000%	2,500	1.963%	$(136,457)	$(70,059)	$(66,398)	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	10,000	$101,125	$116,336	$(15,211)	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/17	1.000%	700	0.481%	$(8,587)	$(9,413)	$826	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.692%	(9,504)	(2,988)	(6,516)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.210%	(12,693)	(12,920)	227	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.380%	(18,458)	(10,231)	(8,227)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.676%	(5,642)	(5,072)	(570)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.998%	(1,109)	5,740	(6,849)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	0.416%	(15,111)	(16,512)	1,401	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.199%	(18,378)	(23,766)	5,388	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	0.833%	(3,307)	3,899	(7,206)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.208%	2,832	12,675	(9,843)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.184%	(18,697)	(28,054)	9,357	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	0.899%	(4,711)	19,172	(23,883)	JPMorgan Chase

					$(113,365)	$(67,470)	$(45,895)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%	2,000	1.087%	$(5,436)	$16,516	$(21,952)	Barclays Capital Group

See Notes to Financial Statements.

50

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Federation of Malaysia	12/20/19	1.000%	2,000	1.087%	$(5,436)	$16,034	$(21,470)	Hong Kong & Shanghai Bank
Kingdom of Belgium	09/20/15	1.000%	1,300	0.092%	6,197	(41,965)	48,162	Hong Kong & Shanghai Bank
Kingdom of Belgium	12/20/24	1.000%	3,500	0.768%	73,983	20,902	53,081	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.408%	87,895	(14,500)	102,395	JPMorgan Chase
Kingdom of Spain	06/20/21	1.000%	700	0.895%	5,044	(7,646)	12,690	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	1.127%	(6,320)	(25,397)	19,077	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.924%	8,597	18,280	(9,683)	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	2,000	0.809%	19,435	20,408	(973)	Citigroup Global Markets
People’s Republic of China	03/20/22	1.000%	1,000	1.170%	(9,584)	(17,211)	7,627	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	2,000	1.170%	(19,168)	(21,992)	2,824	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.694%	8,779	603	8,176	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	1,000	0.809%	9,717	10,203	(486)	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%	1,500	1.804%	(32,151)	(17,514)	(14,637)	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	1.027%	(1,283)	2,887	(4,170)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	1.672%	(79,170)	(41,036)	(38,134)	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of France	06/20/15	0.250%	5,000	0.043%	$2,922	$(176,316)	$179,238	Barclays Capital Group
Republic of France	06/20/16	0.250%	2,700	0.050%	7,022	(156,882)	163,904	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.089%	9,375	(194,311)	203,686	Barclays Capital Group
Republic of France	12/20/24	0.250%	3,200	0.680%	(118,588)	(177,192)	58,604	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.075%	14,306	(353,862)	368,168	Citigroup Global Markets
Republic of France	03/20/22	0.250%	11,500	0.517%	(196,797)	(224,462)	27,665	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.232%	1,195	(14,962)	16,157	Deutsche Bank AG
Republic of France	03/20/24	0.250%	1,200	0.634%	(37,126)	(71,827)	34,701	Goldman Sachs & Co.
Republic of France	12/20/19	0.250%	7,000	0.290%	(10,572)	(107,630)	97,058	Hong Kong & Shanghai Bank
Republic of France	09/20/22	0.250%	3,000	0.514%	(54,158)	(290,349)	236,191	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.307%	(7,250)	(188,678)	181,428	JPMorgan Chase
Republic of France	03/20/22	0.250%	1,250	0.473%	(17,846)	(167,253)	149,407	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.075%	16,462	(31,892)	48,354	UBS AG
Republic of Indonesia	09/20/18	1.000%	2,200	1.052%	(1,239)	(122,244)	121,005	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.136%	(5,789)	(70,888)	65,099	Goldman Sachs & Co.

See Notes to Financial Statements.

52

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of Ireland	06/20/21	1.000%	700	0.562%	$18,735	$3,082	$15,653	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.785%	13,202	(8,907)	22,109	Deutsche Bank AG
Republic of Ireland	06/20/18	1.000%	2,000	0.292%	46,487	(81,677)	128,164	Hong Kong & Shanghai Bank
Republic of Italy	06/20/21	1.000%	700	1.238%	(8,661)	(18,943)	10,282	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.526%	(36,110)	(50,860)	14,750	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.456%	(81,633)	(108,518)	26,885	Goldman Sachs & Co.
Republic of Italy	03/20/22	1.000%	3,000	1.456%	(81,633)	(108,435)	26,802	JPMorgan Chase
Republic of Italy	12/20/16	1.000%	2,000	0.618%	14,906	(293,422)	308,328	UBS AG
Republic of Korea	12/20/21	1.000%	2,000	0.620%	49,987	37,686	12,301	Barclays Capital Group
Republic of Latvia	09/20/19	1.000%	3,000	0.624%	51,794	5,686	46,108	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.571%	13,000	2,637	10,363	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.630%	51,156	5,603	45,553	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.576%	12,855	2,637	10,218	Deutsche Bank AG
Republic of Peru	03/20/22	1.000%	3,000	1.600%	(109,345)	(105,928)	(3,417)	Barclays Capital Group
Republic of Philippines	03/20/22	1.000%	1,000	1.234%	(13,699)	(17,211)	3,512	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	1.162%	(8,460)	(15,838)	7,378	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of Poland	12/20/21	1.000%	2,000	0.777%	$30,298	$33,938	$(3,640)	Barclays Capital Group
Republic of Poland	06/20/21	1.000%	1,000	0.724%	17,308	17,974	(666)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	1.516%	(19,497)	(44,566)	25,069	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	1.823%	(24,889)	(39,790)	14,901	Deutsche Bank AG
Republic of Slovakia	06/20/21	1.000%	1,000	0.629%	22,966	21,924	1,042	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.574%	(40,171)	(69,737)	29,566	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.679%	(28,614)	(64,857)	36,243	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	2.174%	(104,458)	(76,305)	(28,153)	JPMorgan Chase

					$(551,460)	$(3,404,003)	$2,852,543

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities

See Notes to Financial Statements.

54

comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
CAD	4,500	01/09/20	1.716%	3 Month Canadian Banker’s Acceptance(1)	$(1,974)	$(54,365)	$(52,391)
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	18,731	(251,961)	(270,692)
CHF	9,140	05/04/17	(0.648%)	6 Month CHF LIBOR(1)	183	5,305	5,122
CHF	1,840	05/04/25	0.160%	6 Month CHF LIBOR(2)	177	(14,367)	(14,544)
CZK	34,000	01/23/22	0.513%	6 Month PRIBOR(2)	965	(6,954)	(7,919)
DKK	15,000	01/27/20	0.385%	6 Month CIBOR(2)	102	(7,555)	(7,657)
DKK	13,600	05/04/25	0.825%	6 Month CIBOR(2)	37	(17,904)	(17,941)
EUR	6,000	09/25/15	(0.048%)	1 Day EONIA(1)	178	(1,196)	(1,374)
EUR	4,500	09/24/16	(0.045%)	1 Day EONIA(1)	412	(5,181)	(5,593)
EUR	4,000	03/13/17	0.493%	3 Month EURIBOR(1)	8,710	(40,260)	(48,970)
EUR	2,000	10/24/18	—	3 Month EURIBOR(3)	(364)	4,694	5,058
EUR	830	07/02/19	0.656%	6 Month EURIBOR(2)	(1,935)	15,962	17,897
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	(3,139)	25,067	28,206
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	(3,216)	25,418	28,634
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	(18,654)	103,737	122,391
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	(41,540)	232,858	274,398

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (cont’d.):
EUR	2,000	03/04/29	2.302%	6 Month EURIBOR(2)	$230,703	$444,006	$213,303
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	(20,124)	178,417	198,541
EUR	1,360	11/11/29	1.453%	6 Month EURIBOR(2)	(5,789)	128,826	134,615
EUR	1,800	01/14/30	1.022%	6 Month EURIBOR(2)	4,139	46,082	41,943
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	(20,047)	184,083	204,130
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	(28,219)	236,863	265,082
EUR	1,000	11/21/44	1.790%	6 Month EURIBOR(2)	(7,020)	229,146	236,166
EUR	400	02/10/45	1.158%	6 Month EURIBOR(2)	2,285	16,072	13,787
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	(1,327)	32,691	34,018
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	(1,524)	38,538	40,062
HKD	48,000	02/25/16	0.630%	3 Month HIBOR(2)	24	7,839	7,815
JPY	320,000	01/29/22	0.316%	6 Month JPY LIBOR(2)	111	(6,775)	(6,886)
JPY	90,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	(5,034)	46,394	51,428
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	(2,971)	27,136	30,107
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	(960)	27,383	28,343
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	(413)	24,079	24,492
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	(2,700)	52,163	54,863
JPY	160,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	(1,288)	41,743	43,031
JPY	90,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	115	24,454	24,339
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	65	15,759	15,694
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	616	(6,467)	(7,083)
JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	212	(13,622)	(13,834)
JPY	120,000	02/12/35	1.161%	6 Month JPY LIBOR(2)	126	6,370	6,244
JPY	320,000	02/24/35	1.200%	6 Month JPY LIBOR(2)	282	35,688	35,406
JPY	160,000	03/03/35	1.153%	6 Month JPY LIBOR(2)	199	5,835	5,636
MXN	90,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(646)	2,646	3,292
MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(9,807)	35,799	45,606
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	(384)	(42,618)	(42,234)
MXN	4,000	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	(95)	3,522	3,617
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	(2,869)	12,134	15,003
NOK	11,000	01/23/22	1.435%	6 Month NIBOR(2)	250	(42,698)	(42,948)
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	(2,475)	70,375	72,850
NZD	750	03/13/24	5.080%	3 Month BBR(2)	(3,116)	53,893	57,009
NZD	1,900	05/01/25	3.825%	3 Month BBR(2)	125	(4,135)	(4,260)
PLN	9,000	02/13/22	1.990%	6 Month WIBOR(2)	(621)	(42,693)	(42,072)
SEK	13,300	08/26/16	1.930%	3 Month STIBOR(2)	(11,825)	44,192	56,017
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	1,519	12,277	10,758
SEK	12,700	08/29/24	1.657%	3 Month STIBOR(2)	17,471	92,637	75,166
	275,000	09/17/15	0.181%	1 Day Overnight Fed Funds Effective Rate(2)	219	(2,091)	(2,310)

See Notes to Financial Statements.

56

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (cont’d.):
335,600	10/28/15	0.278%	1 Day Overnight Fed Funds Effective Rate(1)	$234	$(13,462)	$(13,696)
4,600	07/07/18	1.515%	3 Month LIBOR(1)	168	(46,270)	(46,438)
11,100	08/31/18	1.644%	3 Month LIBOR(1)	195	(151,256)	(151,451)
5,900	08/31/18	1.686%	3 Month LIBOR(1)	174	(88,614)	(88,788)
8,800	08/31/18	1.758%	3 Month LIBOR(1)	185	(153,268)	(153,453)
47,100	02/28/19	1.806%	3 Month LIBOR(1)	113,042	(814,583)	(927,625)
21,000	08/08/19	3.111%	3 Month LIBOR(2)	203	785,675	785,472
2,960	12/02/19	1.639%	3 Month LIBOR(1)	164	(17,349)	(17,513)
2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	2,535	2,375
4,080	03/11/20	1.824%	3 Month LIBOR(1)	167	(50,484)	(50,651)
1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	(2,753)	(2,908)
130,800	12/31/21	1.787%	3 Month LIBOR(1)	(33,246)	726,050	759,296
8,000	12/31/21	1.850%	3 Month LIBOR(1)	194	12,837	12,643
1,700	02/04/22	1.760%	3 Month LIBOR(1)	159	9,578	9,419
7,960	08/18/24	2.750%	3 Month LIBOR(2)	134	461,786	461,652
2,200	03/23/25	2.045%	3 Month LIBOR(1)	166	15,118	14,952

				$170,134	$2,704,781	$2,534,647

Cash of $1,230,000 and Foreign Bonds with a combined market value of $5,332,975 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at April 30, 2015.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	$107,032	$—	$107,032	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	60,186	—	60,186	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	86,208	—	86,208	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	98,152	—	98,152	Barclays Capital Group
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(227,453)	—	(227,453)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	263,474	—	263,474	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	138,472	—	138,472	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
BRL	4,228	01/01/21	12.640%	1 Day BZDIOVER(2)	$38,713	$—	$38,713	Deutsche Bank AG
BRL	859	01/01/21	13.115%	1 Day BZDIOVER(2)	19,131	—	19,131	Deutsche Bank AG
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	33,768	—	33,768	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	8,049	—	8,049	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	6,832	—	6,832	Bank of Nova Scotia
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	162,873	—	162,873	Bank of Nova Scotia
CLP	2,800,000	01/21/20	3.460%	6 Month CLICP(2)	(66,906)	—	(66,906)	JPMorgan Chase
CLP	700,000	02/27/24	5.230%	6 Month CLICP(2)	85,006	—	85,006	Deutsche Bank AG
COP	3,300,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	36,429	—	36,429	Hong Kong & Shanghai Bank
COP	6,300,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	7,880	—	7,880	Deutsche Bank AG
COP	1,000,000	06/27/23	6.840%	1 Day COLIBOR OIS(2)	39,176	—	39,176	Deutsche Bank AG
COP	455,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	1,438	—	1,438	JPMorgan Chase
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	52,289	—	52,289	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	27,670	—	27,670	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	56,689	—	56,689	Credit Suisse First Boston Corp.
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	71,070	—	71,070	Citigroup Global Markets

See Notes to Financial Statements.

58

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	$263,159	$—	$263,159	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	318,893	—	318,893	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	14,133	—	14,133	Citigroup Global Markets
GBP	1,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	42,339	—	42,339	Hong Kong & Shanghai Bank
GBP	1,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	262,469	—	262,469	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	356,925	—	356,925	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	15,986	—	15,986	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	51,061	—	51,061	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(51,872)	—	(51,872)	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	13,111	—	13,111	Citigroup Global Markets
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	12,152	—	12,152	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	195,663	—	195,663	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	245,255	—	245,255	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	117,392	—	117,392	Hong Kong & Shanghai Bank
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	141,570	—	141,570	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	232,990	—	232,990	Credit Suisse First Boston Corp.
JPY	300,000	01/15/16	0.790%	Japan CPI(2)	(20,339)	—	(20,339)	Barclays Capital Group
JPY	60,000	02/02/21	1.265%	6 Month JPY LIBOR(2)	29,262	—	29,262	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 Month JPY LIBOR(2)	51,603	—	51,603	Barclays Capital Group
JPY	50,000	06/02/21	1.200%	6 Month JPY LIBOR(2)	24,331	—	24,331	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 Month JPY LIBOR(2)	21,084	—	21,084	Barclays Capital Group

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
JPY	40,000	06/28/21	1.123%	6 Month JPY LIBOR(2)	$17,515	$—	$17,515	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	12,563	—	12,563	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 Month JPY LIBOR(2)	50,636	—	50,636	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 Month JPY LIBOR(2)	13,218	—	13,218	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 Month JPY LIBOR(2)	32,701	—	32,701	Barclays Capital Group
JPY	175,000	03/15/23	0.755%	6 Month JPY LIBOR(2)	39,514	—	39,514	Barclays Capital Group
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	67,092	—	67,092	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	56,192	—	56,192	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	60,421	—	60,421	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	183,275	—	183,275	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month JPY LIBOR(2)	19,156	—	19,156	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month JPY LIBOR(2)	33,906	—	33,906	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	23,896	—	23,896	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	22,600	—	22,600	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	80,236	—	80,236	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	104,946	—	104,946	Credit Suisse First Boston Corp.
JPY	110,000	08/18/31	1.750%	6 Month JPY LIBOR(2)	117,065	—	117,065	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 Month JPY LIBOR(2)	26,514	—	26,514	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month JPY LIBOR(2)	218,814	—	218,814	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 Month JPY LIBOR(2)	24,248	—	24,248	Barclays Capital Group

See Notes to Financial Statements.

60

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	$105,942	$—	$105,942	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	29,050	—	29,050	Hong Kong & Shanghai Bank
JPY	40,000	07/09/42	1.705%	6 Month JPY LIBOR(2)	36,896	—	36,896	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 Month JPY LIBOR(2)	14,179	—	14,179	Barclays Capital Group
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	94,265	—	94,265	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(203,528)	—	(203,528)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month JPY LIBOR(1)	(74,610)	—	(74,610)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(68,614)	—	(68,614)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	140,637	—	140,637	JPMorgan Chase
KRW	1,500,000	08/14/21	2.773%	3 Month KRW Certificate of Deposit Rate(2)	55,447	—	55,447	Hong Kong & Shanghai Bank
KRW	900,000	11/05/24	2.425%	3 Month KRW Certificate of Deposit Rate(2)	12,233	—	12,233	Barclays Capital Group
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	31,701	—	31,701	Deutsche Bank AG
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	93,779	—	93,779	Credit Suisse First Boston Corp.
MXN	20,000	08/13/19	4.985%	28 Day Mexican Interbank Rate(2)	(8,338)	—	(8,338)	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	$(56,896)	$—	$(56,896)	Barclays Capital Group
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	169,124	—	169,124	Barclays Capital Group
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	(2,797)	—	(2,797)	Citigroup Global Markets
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	56,290	—	56,290	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	55,734	—	55,734	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	23,026	—	23,026	Citigroup Global Markets
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	2,945	—	2,945	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	43,374	—	43,374	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	332,649	—	332,649	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	298,323	—	298,323	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	285,517	—	285,517	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	122,772	—	122,772	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	113,348	—	113,348	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(315,143)	—	(315,143)	JPMorgan Chase
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(281,261)	—	(281,261)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	(166,128)	—	(166,128)	Hong Kong & Shanghai Bank
RUB	110,000	05/14/15	9.800%	3 Month MOSPRIME(1)	(116,165)	—	(116,165)	Credit Suisse First Boston Corp.
RUB	100,000	06/02/15	9.690%	3 Month MOSPRIME(1)	(102,151)	—	(102,151)	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

62

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	$84,570	$—	$84,570	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	55,686	—	55,686	Citigroup Global Markets
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(16,687)	—	(16,687)	Bank of America
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	(16,119)	—	(16,119)	Citigroup Global Markets
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	48,155	—	48,155	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	65,624	—	65,624	Bank of America
THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	5,901	—	5,901	Citigroup Global Markets
TWD	390,000	09/29/15	1.090%	3 Month Secondary Market CP Bank Rate(1)	(11,360)	—	(11,360)	Bank of America
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	44,915	—	44,915	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	31,220	—	31,220	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	27,549	—	27,549	Hong Kong & Shanghai Bank
ZAR	12,000	11/03/34	8.230%	3 Month JIBAR(2)	(4,791)	—	(4,791)	Barclays Capital Group
	20,000	12/08/15	0.670%	CPI Urban Consumers(1)	(135,455)	—	(135,455)	JPMorgan Chase
	10,000	12/15/15	0.400%	CPI Urban Consumers(1)	(35,050)	—	(35,050)	Deutsche Bank AG

					$5,513,611	$—	$5,513,611

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month EURIBOR and receives the floating rate of 1 Month EURIBOR.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Currency swap agreements outstanding at April 30, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$45,558	$—	$45,558
2,105	3 Month LIBOR plus 190 bps	CHF	2,000	2.625%	Citigroup Global Markets	05/12/15	(84,418)	(78,305)	(6,113)
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	83,890	(11,241)	95,131
307	3 Month LIBOR plus 333 bps	JPY	24,000	4.500%	Citigroup Global Markets	06/08/15	99,795	(12,096)	111,891
1,246	3 Month LIBOR plus 498 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	386,615	62	386,553
690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	113,711	(16,600)	130,311
649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	73,097	(16,422)	89,519
582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	36,781	(5,471)	42,252
263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	38,791	—	38,791
651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	89,505	42	89,463
303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	44,220	(15,773)	59,993
651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	81,574	(22,723)	104,297
960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	158,472	—	158,472
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	369,072	66	369,006
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(9,532)	(22,679)	13,147
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(11,607)	(27,045)	15,438
1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	620,060	38,560	581,500
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	792	(11,428)	12,220
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	1,513	(20,832)	22,345
1,111	3 Month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse First Boston Corp.	05/12/15	12,349	(25,901)	38,250
567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	18,086	676	17,410

See Notes to Financial Statements.

64

Notional Amount (000)#		Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	$63,151	$—	$63,151
JPY	510,300	3 Month LIBOR minus 23.25 bps		5,000	3 Month LIBOR	Goldman Sachs & Co.	06/17/16	(721,848)	—	(721,848)
	5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	680,042	—	680,042
	461	3 Month LIBOR	EUR	350	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	68,082	—	68,082
	114	3 Month CHF LIBOR minus 13.30 bps	CHF	100	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	7,115	—	7,115
TRY	4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(691,102)	—	(691,102)
TRY	7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(809,014)	—	(809,014)
	147	3 Month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan Chase	11/30/15	10,639	(2,177)	12,816
	3,049	3 Month LIBOR	DKK	18,000	3 Month CIBOR minus 37.00 bps	JPMorgan Chase	10/03/16	334,886	—	334,886
	24,780	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 14.625 bps	JPMorgan Chase	11/10/16	2,299,994	—	2,299,994
JPY	500,000	3 Month LIBOR minus 44.00 bps		4,248	3 Month LIBOR	JPMorgan Chase	11/21/16	(64,832)	—	(64,832)
AUD	3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(424,801)	—	(424,801)
	4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	82,145	—	82,145

								$3,002,781	$(249,287)	$3,252,068

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Total return swap agreements outstanding at April 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Group	05/07/2015	15,000	Pay fixed payments of 0.100% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA	$(2,234)	$—	$(2,234)
Barclays Capital Group	05/01/2015	15,000	Pay fixed payments on the Barclays Capital MBS Index and receive variable payments based on the 1 Month LIBOR	82,899	—	82,899
JPMorgan Chase	06/20/2015	2,000	Pay fixed payments on the IBOXXUSLHY Index and receive variable payments based on the 3 Month LIBOR	6,652	—	6,652
JPMorgan Chase	06/20/2015	5,000	Pay fixed payments on the IBOXXUSLHY Index and receive variable payments based on the 3 Month LIBOR	46,229	—	46,229

				$133,546	$—	$133,546

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

66

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$204,084,983	$—
Asset-Backed Securities
Collateralized Debt Obligations	—	1,773,494	—
Collateralized Loan Obligations	—	27,517,857	3,236,602
Non-Residential Mortgage-Backed Security	—	605,603	—
Residential Mortgage-Backed Securities	—	47,620,593	—
Bank Loans	—	1,948,012	—
Commercial Mortgage-Backed Securities	—	23,731,154	1,402,969
Corporate Bonds	—	53,646,743	605,394
Municipal Bonds	—	3,554,546	—
U.S. Government Agency Obligations	—	1,725,879	—
Preferred Stock	103,560	—	—
Options Purchased	8,481	1,005,858	—
Options Written	(6,325)	(2,224,278)	—
Other Financial Instruments*
Futures Contracts	(634,642)	—	—
Forward Foreign Currency Exchange Contracts	—	1,293,053	—
Cross Currency Exchange Contracts	—	(198,642)	—
Exchange-traded credit default swaps	—	63,082	—
Over-the-counter credit default swaps	—	(618,283)	—
Exchange-traded interest rate swaps	—	2,534,647	—
Over-the-counter interest rate swaps	—	5,344,487	169,124
Currency Swap Agreements	—	3,002,781	—
Total Return Swap Agreements	—	133,546	—

Total	$(528,926)	$376,545,115	$5,414,089

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Collateralized Loan Obligations	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Interest Rate Swaps
Balance as of 10/31/14	$1,769,625	$—	$2,466,090	$639,077	$—	$627,111	$108,260
Realized gain (loss)	313,654	—	—	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	(403,252)	(257,386)	—	(29,954)	(17,486)	4,003	60,864
Purchases	—	3,493,988	—	—	1,420,455	—	—
Sales	(1,680,027)	—	—	(610,405)	—	(25,720)	—
Accrued discount/premium	—	—	—	1,282	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	(2,466,090)	—	—	—	—

Balance as of 4/30/15	$—	$3,236,602	$—	$—	$1,402,969	$605,394	$169,124

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	The net realized gain incurred during the period for other financial instruments was $25,913.
***	Of which, $(210,005) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$3,236,602	Pricing at Cost	Unadjusted Purchase Price
Commercial Mortgage-Backed Securities	1,402,969	Market Approach	Single Broker Indicative Quote
Corporate Bonds	605,394	Market Approach	Single Broker Indicative Quote
Interest Rate Swap Agreements	169,124	Model Pricing	Interbank Interest Rate

	$5,414,089

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$2,466,090	L3 to L2	Single Broker Quote to Evaluated Bid

See Notes to Financial Statements.

68

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows:

Sovereign Bonds	44.6%
Residential Mortgage-Backed Securities	12.3
Collateralized Loan Obligations	8.0
Commercial Mortgage-Backed Securities	6.5
Banking	5.1
Foreign Agencies	4.0
Electric	2.0
Healthcare & Pharmaceutical	1.4
Media & Entertainment	1.4
Technology	1.3
Cable	1.1
Municipal Bonds	0.9
Building Materials & Construction	0.9
Gaming	0.8
Foods	0.7
Capital Goods	0.6
Telecommunications	0.6
Collateralized Debt Obligations	0.5
U.S. Government Agency Obligations	0.5
Insurance	0.4
Real Estate Investment Trusts	0.4
Brokerage	0.3%
Automotive	0.3
Options Purchased	0.3
Paper	0.2
Pipelines & Other	0.2
Chemicals	0.2
Metals	0.2
Airlines	0.2
Non-Captive Finance	0.1
Non-Residential Mortgage-Backed Security	0.1
Railroads	0.1
Financials	0.1
Consumer	0.1
Aerospace & Defense	0.1
Energy—Other	0.1

96.6
Options Written	(0.6)
Other assets in excess of liabilities	4.0

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$372,289	*	Due from/to broker—variation margin futures	$1,006,931	*
Interest rate contracts	Due from/to broker—variation margin exchange-traded swaps	4,575,878	*	Due from/to broker—variation margin exchange-traded swaps	2,041,231	*

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Premiums paid for swap agreements	$39,406		Premiums received for swap agreements	$288,693
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	13,465,052		Unrealized depreciation on over-the-counter swap agreements	4,701,607
Interest rate contracts	Unaffiliated investments	343,316		Options written outstanding, at value	6,325
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	4,156,245		Unrealized depreciation on foreign currency exchange contracts	2,863,192
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	188,014		Unrealized depreciation on cross currency exchange contracts	386,656
Foreign exchange contracts	Unaffiliated investments	671,023		Options written outstanding, at value	2,224,278
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	135,780		—	—
Credit contracts	Premiums paid for swap agreements	432,145		Premiums received for swap agreements	3,820,018
Credit contracts	Due from/to broker—variation margin exchange-traded swaps	63,082	*	—	—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	3,061,674		Unrealized depreciation on over-the-counter swap agreements	292,084

Total		$27,503,904			$17,631,015

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

70

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$(448,000)	$184,000	$—	$—	$—	$1,768,727	$1,504,727
Foreign exchange contracts	(143,208)	(27,503)	—	—	(6,910,823)	—	(7,081,534)
Interest rate contracts	(887,510)	553,749	3,125,642	106,000	—	(494,739)	2,403,142

	$(1,478,718)	$710,246	$3,125,642	$106,000	$(6,910,823)	$1,273,988	$(3,173,665)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Forward and Cross Currency Contracts**	Total
Interest rate contracts	$(118,679)	$76,220	$(1,420,649)	$4,618,208	$—	$3,155,100
Foreign exchange contracts	134,751	(855,667)	—	—	1,434,580	713,664
Equity contracts	—	—	—	135,780	—	135,780
Credit contracts	39,754	(24,633)	—	(264,679)	—	(249,558)

	$55,826	$(804,080)	$(1,420,649)	$4,489,309	$1,434,580	$3,754,986

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2015, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Options Written (Notional Amount in USD (000))	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date)	Forward Currency Contracts— Sold (Value at Settlement Date)	Cross Currency Contracts (Notional Amount in USD (000))
$1,090,592	$190,710	$119,873,257	$36,920,026	$188,510,402	$139,573,442	$39,536

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	71

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Forward Rate Agreements (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))	Total Return Swaps (Notional Amount in USD (000))
$40,000	$710,562	$17,847	$119,480	$65,901	$18,104

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$597,596	$(205,671)	$(688,400)	$—
Bank of Nova Scotia	177,754	—	(256,453)	—
Barclays Capital Group	2,983,873	(1,625,820)	(1,203,398)	154,655
BNP Paribas	1,144,489	(800,661)	(434,895)	—
Citigroup Global Markets	5,120,800	(2,438,339)	(3,088,000)	—
Credit Suisse First Boston Corp.	1,092,706	(762,332)	(360,000)	—
Deutsche Bank AG	2,093,318	(976,339)	(948,055)	168,924
Goldman Sachs & Co.	1,030,636	(1,030,636)	—	—
Hong Kong & Shanghai Bank	2,375,599	(2,375,599)	—	—
JPMorgan Chase	4,294,944	(1,978,383)	(3,051,398)	—
Morgan Stanley	149,407	(149,407)	—	—
Royal Bank of Scotland Group PLC	84,570	—	—	84,570
Toronto Dominion	22,365	(22,365)	—	—
UBS AG	1,316,117	(1,158,064)	—	158,053

	$22,484,174

See Notes to Financial Statements.

72

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(205,671)	$205,671	$—	$—
Bank of Nova Scotia	—	—	—	—
Barclays Capital Group	(1,625,820)	1,625,820	—	—
BNP Paribas	(800,661)	800,661	—	—
Citigroup Global Markets	(2,438,339)	2,438,339	—	—
Credit Suisse First Boston Corp.	(762,332)	762,332	—	—
Deutsche Bank AG	(976,339)	976,339	—	—
Goldman Sachs & Co.	(1,223,270)	1,030,636	455,985	—
Hong Kong & Shanghai Bank	(3,157,294)	2,375,599	714,939	(66,756)
JPMorgan Chase	(1,978,383)	1,978,383	—	—
Morgan Stanley	(167,253)	149,407	—	(17,846)
Royal Bank of Scotland Group PLC	—	—	—	—
Toronto Dominion	(83,102)	22,365	—	(60,737)
UBS AG	(1,158,064)	1,158,064	211,236	—

	$(14,576,528)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	73

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Unaffiliated investments (cost $378,350,005)	$372,571,728
Foreign currency, at value (cost $113,946)	115,491
Deposit with broker	1,490,000
Unrealized appreciation on over-the-counter swap agreements	16,662,506
Dividends and interest receivable	4,541,662
Unrealized appreciation on forward foreign currency exchange contracts	4,156,245
Receivable for investments sold	4,142,790
Receivable for Fund shares sold	588,273
Premium paid for swap agreements	471,551
Unrealized appreciation on cross currency exchange contracts	188,014
Tax reclaim receivable	28,356
Prepaid expenses	11,449

Total assets	404,968,065

Liabilities
Unrealized depreciation on over-the-counter swap agreements	4,993,691
Premium received for swap agreements	4,108,711
Unrealized depreciation on forward foreign currency exchange contracts	2,863,192
Options written outstanding, at value (premiums received $819,384)	2,230,603
Loan payable	1,294,000
Payable for Fund shares reacquired	1,088,654
Payable for investments purchased	715,068
Payable to custodian	510,477
Unrealized depreciation on cross currency exchange contracts	386,656
Dividends payable	222,470
Accrued expenses and other liabilities	191,410
Due to broker—variation margin futures	172,076
Management fee payable	164,891
Due to broker—variation margin swaps	77,903
Distribution fee payable	69,958
Affiliated transfer agent fee payable	19,272

Total liabilities	19,109,032

Net Assets	$385,859,033

Net assets were comprised of:
Common stock, at par	$577,833
Paid-in capital in excess of par	390,251,574

390,829,407
Distributions in excess of net investment income	(3,575,808)
Accumulated net realized loss on investment and foreign currency transactions	(8,812,007)
Net unrealized appreciation on investments and foreign currencies	7,417,441

Net assets, April 30, 2015	$385,859,033

See Notes to Financial Statements.

74

Class A
Net asset value and redemption price per share ($179,477,196 ÷ 26,933,976 shares of common stock issued and outstanding)	$6.66
Maximum sales charge (4.50% of offering price)	0.31

Maximum offering price to public	$6.97

Class B
Net asset value, offering price and redemption price per share ($5,595,971 ÷ 840,170 shares of common stock issued and outstanding)	$6.66

Class C
Net asset value, offering price and redemption price per share ($34,625,559 ÷ 5,206,273 shares of common stock issued and outstanding)	$6.65

Class Q
Net asset value, offering price and redemption price per share ($23,439,861 ÷ 3,475,366 shares of common stock issued and outstanding)	$6.74

Class Z
Net asset value, offering price and redemption price per share ($142,720,446 ÷ 21,327,536 shares of common stock issued and outstanding)	$6.69

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	75

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $1,130)	$6,588,164
Affiliated dividend income	7,732
Unaffiliated dividend income	3,935

Total income	6,599,831

Expenses
Management fee	1,211,561
Distribution fee—Class A	264,121
Distribution fee—Class B	29,470
Distribution fee—Class C	174,357
Transfer agent’s fees and expenses (including affiliated expense of $34,000)	211,000
Custodian and accounting fees	152,000
Shareholders’ reports	56,000
Registration fees	49,000
Audit fee	30,000
Legal fees and expenses	14,000
Directors’ fees	10,000
Insurance expenses	2,000
Loan interest expense	435
Miscellaneous	8,871

Total expenses	2,212,815
Less: Management fee waiver	(235,145)
Distribution fee waiver—Class A	(33,079)

Net expenses	1,944,591

Net investment income	4,655,240

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(4,149,454)
Futures transactions	3,125,642
Options written transactions	710,246
Forward rate agreement transactions	106,000
Swap agreement transactions	1,273,988
Foreign currency transactions	(5,577,193)

(4,510,771)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,987,294)
Futures	(1,420,649)
Options written	(804,080)
Swap agreements	4,489,309
Foreign currencies	1,578,651

(5,144,063)

Net loss on investment and foreign currency transactions	(9,654,834)

Net Decrease In Net Assets Resulting From Operations	$(4,999,594)

See Notes to Financial Statements.

76

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,655,240	$7,462,133
Net realized gain (loss) on investment and foreign currency transactions	(4,510,771)	3,357,856
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,144,063)	(3,457,402)

Net increase (decrease) in net assets resulting from operations	(4,999,594)	7,362,587

Dividends and Distributions (Note 1)
Dividends from net investment income*
Class A	(3,421,297)	(3,369,995)
Class B	(88,055)	(115,286)
Class C	(514,963)	(515,247)
Class Q	(249,250)	(6,739)
Class Z	(2,608,242)	(1,543,783)

	(6,881,807)	(5,551,050)

Tax return of capital distributions
Class A	—	(3,421,507)
Class B	—	(117,048)
Class C	—	(523,123)
Class Q	—	(6,842)
Class Z	—	(1,567,379)

	—	(5,635,899)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	117,154,498	179,325,048
Net asset value of shares issued in reinvestment of dividends and distributions	5,506,144	8,726,155
Cost of shares reacquired	(77,049,469)	(88,583,224)

Net increase in net assets from Fund share transactions	45,611,173	99,467,979

Total increase	33,729,772	95,643,617

Net Assets:
Beginning of period	352,129,261	256,485,644

End of period	$385,859,033	$352,129,261

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	77

Notes to Financial Statements

(Unaudited)

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to seek total return, made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note  1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

78

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Global Total Return Fund, Inc.	79

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

80

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value

Prudential Global Total Return Fund, Inc.	81

Notes to Financial Statements

(Unaudited) continued

caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that

82

premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in

Prudential Global Total Return Fund, Inc.	83

Notes to Financial Statements

(Unaudited) continued

exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of

84

Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Inflation Swaps: The Fund may enter into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a

Prudential Global Total Return Fund, Inc.	85

Notes to Financial Statements

(Unaudited) continued

sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees,

86

elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Prudential Global Total Return Fund, Inc.	87

Notes to Financial Statements

(Unaudited) continued

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note  2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .65% for the six months ended April 30, 2015. The effective management fee rate, net of waivers and/or expense reimbursement was .52%.

For the six months ended April 30, 2015, PI has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .81% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

88

Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee was terminated.

PIMS has advised the Fund that it has received $70,780 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2015, it received $8,832 and $3,660 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note  3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note  4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for six months ended April 30, 2015, were $125,077,614 and $79,141,466, respectively.

Prudential Global Total Return Fund, Inc.	89

Notes to Financial Statements

(Unaudited) continued

Transactions in options written during the six months ended April 30, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2014	$287,800	$820,730
Options written	414,350	1,211,044
Options terminated in closing purchase transactions	(112,000)	(268,752)
Options expired	(493,500)	(943,638)

Options outstanding at April 30, 2015	$96,650	$819,384

Note  5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$382,916,459

Appreciation	8,991,079
Depreciation	(19,335,810)

Net Unrealized Appreciation	$(10,344,731)

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $4,447,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended October 31, 2014. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$566,000

90

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note  6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

As of April 30, 2015, Prudential Financial, Inc. through its affiliates owned 1,649 Class Q shares of the Fund.

Prudential Global Total Return Fund, Inc.	91

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	3,601,016	$24,293,876
Shares issued in reinvestment of dividends and distributions	408,397	2,747,556
Shares reacquired	(4,605,594)	(30,881,973)

Net increase (decrease) in shares outstanding before conversion	(596,181)	(3,840,541)
Shares issued upon conversion from Class B and Class Z	21,135	140,508
Shares reacquired upon conversion into Class Z	(170,608)	(1,146,314)

Net increase (decrease) in shares outstanding	(745,654)	$(4,846,347)

Year ended October 31, 2014:
Shares sold	11,155,731	$77,962,652
Shares issued in reinvestment of dividends and distributions	787,143	5,472,817
Shares reacquired	(6,552,275)	(45,418,537)

Net increase (decrease) in shares outstanding before conversion	5,390,599	38,016,932
Shares issued upon conversion from Class B and Class Z	52,872	369,296
Shares reacquired upon conversion into Class Z	(1,053,770)	(7,445,065)

Net increase (decrease) in shares outstanding	4,389,701	$30,941,163

Class B
Six months ended April 30, 2015:
Shares sold	46,350	$310,742
Shares issued in reinvestment of dividends and distributions	9,079	61,068
Shares reacquired	(153,092)	(1,032,112)

Net increase (decrease) in shares outstanding before conversion	(97,663)	(660,302)
Shares reacquired upon conversion into Class A	(14,409)	(95,224)

Net increase (decrease) in shares outstanding	(112,072)	$(755,526)

Year ended October 31, 2014:
Shares sold	92,725	$647,425
Shares issued in reinvestment of dividends and distributions	22,508	156,486
Shares reacquired	(150,848)	(1,041,937)

Net increase (decrease) in shares outstanding before conversion	(35,615)	(238,026)
Shares reacquired upon conversion into Class A	(36,151)	(252,472)

Net increase (decrease) in shares outstanding	(71,766)	$(490,498)

92

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	917,362	$6,178,441
Shares issued in reinvestment of dividends and distributions	57,899	388,629
Shares reacquired	(697,138)	(4,656,768)

Net increase (decrease) in shares outstanding before conversion	278,123	1,910,302
Shares reacquired upon conversion into Class Z	(125,860)	(846,257)

Net increase (decrease) in shares outstanding	152,263	$1,064,045

Year ended October 31, 2014:
Shares sold	1,932,678	$13,476,316
Shares issued in reinvestment of dividends and distributions	116,287	806,752
Shares reacquired	(1,401,255)	(9,661,423)

Net increase (decrease) in shares outstanding before conversion	647,710	4,621,645
Shares reacquired upon conversion into Class Z	(144,909)	(1,005,929)

Net increase (decrease) in shares outstanding	502,801	$3,615,716

Class Q
Six months ended April 30, 2015:
Shares sold	3,347,414	$22,917,355
Shares issued in reinvestment of dividends and distributions	36,895	249,228
Shares reacquired	(33,618)	(227,616)

Net increase (decrease) in shares outstanding	3,350,691	$22,938,967

Year ended October 31, 2014:
Shares sold	250,048	$1,751,333
Shares issued in reinvestment of dividends and distributions	1,901	13,448
Shares reacquired	(136,138)	(946,346)

Net increase (decrease) in shares outstanding	115,811	$818,435

Class Z
Six months ended April 30, 2015:
Shares sold	9,379,897	$63,454,084
Shares issued in reinvestment of dividends and distributions	305,434	2,059,663
Shares reacquired	(5,976,962)	(40,251,000)

Net increase (decrease) in shares outstanding before conversion	3,708,369	25,262,747
Shares issued upon conversion from Class A and Class C	295,092	1,992,571
Shares reacquired upon conversion into Class A	(6,726)	(45,284)

Net increase (decrease) in shares outstanding	3,996,735	$27,210,034

Year ended October 31, 2014:
Shares sold	12,179,691	$85,487,322
Shares issued in reinvestment of dividends and distributions	326,074	2,276,652
Shares reacquired	(4,535,355)	(31,514,981)

Net increase (decrease) in shares outstanding before conversion	7,970,410	56,248,993
Shares issued upon conversion from Class A and Class C	1,194,823	8,450,994
Shares reacquired upon conversion into Class A	(16,645)	(116,824)

Net increase (decrease) in shares outstanding	9,148,588	$64,583,163

Prudential Global Total Return Fund, Inc.	93

Notes to Financial Statements

(Unaudited) continued

Note  7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2015. The average daily balance for the 14 days that the Fund had loans outstanding during the period was $770,900, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $2,546,000. At April 30, 2015, the Fund had a loan outstanding in the amount of $1,294,000.

Note  8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

94

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.88		$6.92	$7.21	$6.99	$7.42	$7.20
Income (loss) from investment operations:
Net investment income	.08		.19	.21	.22	.23	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)		.06	(.21)	.31	.05	.66
Total from investment operations	(.10)		.25	- (e)	.53	.28	.93
Less Dividends and Distributions:
Dividends from net investment income*	(.12)		(.15)	(.18)	(.28)	(.71)	(.71)
Tax return of capital distributions	-		(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.12)		(.29)	(.29)	(.31)	(.71)	(.71)
Net asset value, end of period	$6.66		$6.88	$6.92	$7.21	$6.99	$7.42
Total Return(b):	(1.43)%		3.67%	.07%	7.86%	4.60%	14.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$179,477		$190,394	$161,099	$176,970	$154,056	$123,507
Average net assets (000)	$186,366		$163,155	$180,342	$162,268	$125,292	$112,110
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.06%	(f)	1.25%	1.23%	1.31%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.23%	(f)	1.30%	1.28%	1.36%	1.44%	1.47%
Net investment income	2.50%	(f)	2.79%	2.99%	3.17%	3.28%	3.97%
Portfolio turnover rate	36%	(g)	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	95

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.88		$6.92	$7.21	$6.99	$7.41	$7.19
Income (loss) from investment operations:
Net investment income	.06		.14	.16	.17	.17	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)		.06	(.21)	.30	.06	.66
Total from investment operations	(.12)		.20	(.05)	.47	.23	.88
Less Dividends and Distributions:
Dividends from net investment income*	(.10)		(.10)	(.13)	(.22)	(.65)	(.66)
Tax return of capital distributions	-		(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.10)		(.24)	(.24)	(.25)	(.65)	(.66)
Net asset value, end of period	$6.66		$6.88	$6.92	$7.21	$6.99	$7.41
Total Return(b):	(1.78)%		2.90%	(.68)%	7.06%	3.86%	13.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,596		$6,548	$7,084	$6,748	$5,018	$3,312
Average net assets (000)	$5,943		$6,790	$7,299	$5,744	$3,465	$3,082
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.81%	(d)	2.00%	1.98%	2.06%	2.10%	2.10%
Expenses before waivers and/or expense reimbursement	1.94%	(d)	2.00%	1.98%	2.06%	2.14%	2.17%
Net investment income	1.77%	(d)	2.05%	2.25%	2.40%	2.52%	3.23%
Portfolio turnover rate	36%	(e)	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

96

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.86	$6.90	$7.19	$6.97	$7.39	$7.17
Income (loss) from investment operations:
Net investment income	.06	.14	.16	.17	.17	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)	.06	(.21)	.31	.07	.67
Total from investment operations	(.11)	.20	(.05)	.48	.24	.90
Less Dividends and Distributions:
Dividends from net investment income*	(.10)	(.10)	(.13)	(.23)	(.66)	(.68)
Tax return of capital distributions	-	(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.10)	(.24)	(.24)	(.26)	(.66)	(.68)
Net asset value, end of period	$6.65	$6.86	$6.90	$7.19	$6.97	$7.39
Total Return(b):	(1.65)%	2.90%	(.68)%	7.08%	4.00%	13.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,626	$34,691	$31,424	$33,988	$19,408	$6,180
Average net assets (000)	$35,161	$30,378	$36,071	$27,739	$10,010	$4,563
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.81% (d)	2.00%	1.98%	2.06%	2.05%	1.85%
Expenses before waivers and/or expense reimbursement	1.94% (d)	2.00%	1.98%	2.06%	2.14%	2.17%
Net investment income	1.76% (d)	2.05%	2.24%	2.39%	2.56%	3.45%
Portfolio turnover rate	36% (e)	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	97

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,	Year Ended October 31,		February 3, 2012(d) through October 31,
	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.97	$6.94	$7.23	$6.97
Income (loss) from investment operations:
Net investment income	.08	.23	.24	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)	.12	(.21)	.28
Total from investment operations	(.10)	.35	.03	.46
Less Dividends and Distributions:
Dividends from net investment income	(.13)	(.18)	(.21)	(.19)
Tax return of capital distributions	-	(.14)	(.11)	(.01)
Total dividends and distributions	(.13)	(.32)	(.32)	(.20)
Net asset value, end of period	$6.74	$6.97	$6.94	$7.23
Total Return(b):	(1.43)%	5.09%	.46%	6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,440	$869	$62	$11
Average net assets (000)	$13,563	$295	$13	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80% (e)	.87%	.85%	.92%	(e)
Expenses before waivers and/or expense reimbursement	.80% (e)	.87%	.85%	.92%	(e)
Net investment income	2.50% (e)	3.24%	3.48%	3.42%	(e)
Portfolio turnover rate	36% (f)	65%	79%	97%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

98

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.90	$6.94	$7.23	$7.01	$7.44	$7.22
Income (loss) from investment operations:
Net investment income	.09	.21	.22	.23	.22	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)	.06	(.20)	.31	.08	.67
Total from investment operations	(.08)	.27	.02	.54	.30	.95
Less Dividends and Distributions:
Dividends from net investment income*	(.13)	(.17)	(.20)	(.29)	(.73)	(.73)
Tax return of capital distributions	-	(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.13)	(.31)	(.31)	(.32)	(.73)	(.73)
Net asset value, end of period	$6.69	$6.90	$6.94	$7.23	$7.01	$7.44
Total Return(b):	(1.17)%	3.92%	.31%	8.10%	4.87%	14.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$142,720	$119,628	$56,817	$83,077	$42,330	$4,978
Average net assets (000)	$134,846	$71,247	$81,390	$58,999	$12,813	$3,507
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.81 (d)	1.00%	.98%	1.06%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	.94 (d)	1.00%	.98%	1.06%	1.14%	1.17%
Net investment income	2.72% (d)	3.00%	3.18%	3.37%	3.50%	4.25%
Portfolio turnover rate	36% (e)	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	99

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Fund approved the following proposal.

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	37,801,483.968	98.485%	82.711%
WITHHELD	581,586.998	1.515%	1.272%

Kevin J. Bannon
FOR	37,870,546.167	98.665%	82.862%
WITHHELD	512,524.799	1.335%	1.121%

Linda W. Bynoe
FOR	37,801,474.673	98.485%	82.711%
WITHHELD	581,596.293	1.515%	1.272%

Keith F. Hartstein
FOR	37,868,238.486	98.659%	82.857%
WITHHELD	514,832.480	1.341%	1.126%

Michael S. Hyland
FOR	37,789,610.165	98.454%	82.685%
WITHHELD	593,460.801	1.546%	1.298%

Stephen P. Munn
FOR	37,795,725.853	98.470%	82.698%
WITHHELD	587,345.113	1.530%	1.285%

James E. Quinn
FOR	37,844,367.808	98.597%	82.805%
WITHHELD	538,703.158	1.403%	1.178%

Richard A. Redeker
FOR	37,794,511.665	98.467%	82.696%
WITHHELD	588,559.301	1.533%	1.287%

Stephen G. Stoneburn
FOR	37,757,689.304	98.371%	82.615%
WITHHELD	625,381.662	1.629%	1.368%

Grace C. Torres
FOR	37,820,917.707	98.536%	82.753%
WITHHELD	562,153.259	1.464%	1.230%

Stuart S. Parker
FOR	37,845,166.189	98.599%	82.807%
WITHHELD	537,904.777	1.401%	1.176%

Scott E. Benjamin
FOR	37,849,913.800	98.611%	82.817%
WITHHELD	533,157.166	1.389%	1.166%

100

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,268,069.316	24.131%	20.279%
AGAINST	579,603.398	1.509%	1.268%
ABSTAIN	391,585.892	1.019%	0.857%
BROKER NON-VOTE	28,169,281.786	73.341%	61.635%

TOTAL	38,408,540.392	100.000%	84.039%

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	5,944,237.786	15.477%	13.006%
AGAINST	3,782,098.089	9.847%	8.275%
ABSTAIN	512,922.481	1.335%	1.122%
BROKER NON-VOTE	28,169,282.036	73.341%	61.636%

TOTAL	38,408,540.392	100.000%	84.039%

Prudential Global Total Return Fund, Inc.	101

Approval of Advisory Agreement

Approval of New Sub-Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), at an in-person meeting of the Board of Trustees (the Board) held on March 3-5, 2015, the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Prudential Investment Management, Inc. (PIM or the Subadviser) and Pramerica Investment Management Limited (PIML or the Sub-Subadviser), under which PIM may delegate subadvisory authority to PIML such that PIML may execute trades directly on behalf of the Fund. The Board noted that counsel to the Fund had issued an opinion that the delegation of subadvisory services by PIM to PIML with respect to the Fund would not constitute an assignment of the current subadvisory agreement between Prudential Investments LLC (the Manager) and PIM with respect to the Fund or a material amendment of the agreement, so that PIM and PIML could enter into the Sub-Subadvisory Agreement with respect to the Fund with Board approval but without shareholder approval being required under the 1940 Act.

In approving the Sub-Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Sub-Subadviser; any relevant comparable performance information; the fees, if any, proposed to be paid by PIM to the Sub-Subadviser under the Sub-Subadvisory Agreement and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager, the Subadviser and the Sub-Subadviser at or in advance of the meetings on March 3-5, 2015. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Sub-Subadvisory Agreement with respect to the Fund.

The Trustees determined that the overall arrangements between the Manager, the Subadviser and the Sub-Subadviser, which will serve as a sub-subadviser to the Fund pursuant to the terms of the Sub-Subadvisory Agreement, are in the best interests of the Fund and its shareholders in light of the services to be performed, the fees to be charged, if any, under the Sub-Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Sub-Subadvisory Agreement with respect to the Fund are separately discussed below.

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreement (continued)

Nature, Quality and Extent of Services

The Board noted that it had received and considered information regarding the nature and extent of services currently provided to the Fund by PIM under the current subadvisory agreement at the meetings on June 9-11, 2014. The Board also noted that PIM proposed to formally delegate trading and limited management authority for the Fund to PIML so that PIML will be authorized to act on behalf of the Fund and conduct real-time trading in either the United States or the United Kingdom, where PIML is organized. The Board noted the Manager’s statement that the existing arrangements, which require all trades on behalf of the Fund to be routed through PIM personnel in the US, create delays that potentially disadvantage the Fund and its shareholders.

With respect to the quality of services, the Board considered, among other things, the background and experience of the PIML management team and compliance personnel. The Board met with representatives from PIM and PIML and reviewed the qualifications, backgrounds and responsibilities of the personnel who would be authorized to act on behalf of the Funds. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PIML. The Board noted that it received a favorable compliance report from the Fund’s Chief Compliance Officer (CCO) as to PIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment sub-subadvisory services anticipated to be provided to the Fund by PIML and that there was a reasonable basis on which to conclude that the Fund would benefit from the additional subadvisory services to be provided by PIML under the new Sub-Subadvisory Agreement. The Board noted the Manager’s statement that no member of the PIML portfolio management team would serve as a portfolio manager of the Fund.

Performance of the Fund

The Board noted that performance of other accounts managed by PIML was not a relevant factor for its consideration since PIML would not be responsible for managing Fund assets under the Sub-Subadvisory Agreement. The Board noted the Manager’s statements that PIML’s role would be limited to trading on behalf of the Fund and that PIM portfolio managers will oversee all transactions executed by PIML.

Investment Subadvisory Fee Rates

The Board noted that under the Sub-Subadvisory Agreement PIML will be paid a subadvisory fee, if any, by PIM, not the Fund or the Manager. The Board noted the

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Manager’s statement that the fees and expenses of the Fund and the fees paid by the Manager to PIM will not increase as a result of the Sub-Subadvisory Agreement.

Sub-Subadviser’s Profitability

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board further noted that PIML is affiliated with PIM and the Manager and, a result, the Board will not separately consider PIML’s profitability since PIML’s profitability will be reflected in the Manager’s profitability report.

Economies of Scale

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board noted that it would review economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Sub-Subadviser or its Affiliates from Serving as Sub-Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by PIML and its affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by PIML, which included potential access to additional research resources and benefits to its reputation, were consistent with the types of benefits generally derived by subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the Sub-Subadvisory Agreement was in the best interests of the Fund and its shareholders.

Prudential Global Total Return Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E2    0278748-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2015